UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05188

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	09-30-2011

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

VP Balanced Fund

September 30, 2011

VP Balanced - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 58.6%

AEROSPACE AND DEFENSE — 1.7%
General Dynamics Corp.	9,368	$532,946
Northrop Grumman Corp.	9,690	505,430
United Technologies Corp.	11,190	787,328

		1,825,704

AIR FREIGHT AND LOGISTICS — 0.8%
FedEx Corp.	2,800	189,504
United Parcel Service, Inc., Class B	9,621	607,566

		797,070

AUTO COMPONENTS — 0.4%
TRW Automotive Holdings Corp.(1)	12,098	395,968

AUTOMOBILES — 0.4%
Ford Motor Co.(1)	43,905	424,561

BEVERAGES — 1.9%
Coca-Cola Co. (The)	6,346	428,736
Coca-Cola Enterprises, Inc.	18,733	466,077
Constellation Brands, Inc., Class A(1)	24,066	433,188
Dr Pepper Snapple Group, Inc.	14,335	555,911
PepsiCo, Inc.	1,985	122,872

		2,006,784

BIOTECHNOLOGY — 1.4%
Amgen, Inc.	11,154	612,912
Biogen Idec, Inc.(1)	6,025	561,229
United Therapeutics Corp.(1)	6,484	243,085

		1,417,226

CAPITAL MARKETS — 0.8%
Affiliated Managers Group, Inc.(1)	1,478	115,358
Bank of New York Mellon Corp. (The)	27,546	512,080
Janus Capital Group, Inc.	4,600	27,600
Legg Mason, Inc.	8,765	225,348

		880,386

CHEMICALS — 1.4%
CF Industries Holdings, Inc.	2,780	343,024
Eastman Chemical Co.	699	47,903
Monsanto Co.	9,574	574,823
PPG Industries, Inc.	6,388	451,376

		1,417,126

COMMERCIAL BANKS — 1.3%
Commerce Bancshares, Inc.	953	33,117
U.S. Bancorp.	9,518	224,054

VP Balanced - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Wells Fargo & Co.	46,810	$1,129,057

		1,386,228

COMMUNICATIONS EQUIPMENT — 0.4%
Cisco Systems, Inc.	6,475	100,298
Motorola Solutions, Inc.	6,129	256,805
Research In Motion Ltd.(1)	1,912	38,814

		395,917

COMPUTERS AND PERIPHERALS — 2.6%
Apple, Inc.(1)	4,786	1,824,328
Dell, Inc.(1)	46,129	652,725
Lexmark International, Inc., Class A(1)	8,869	239,729

		2,716,782

CONSTRUCTION AND ENGINEERING — 0.4%
Fluor Corp.	8,430	392,416
URS Corp.(1)	2,174	64,481

		456,897

CONSUMER FINANCE — 1.3%
American Express Co.	12,891	578,806
Capital One Financial Corp.	9,758	386,709
Cash America International, Inc.	6,841	349,986

		1,315,501

DIVERSIFIED CONSUMER SERVICES — 0.5%
Apollo Group, Inc., Class A(1)	3,308	131,030
Career Education Corp.(1)	161	2,101
ITT Educational Services, Inc.(1)	6,841	393,905

		527,036

DIVERSIFIED FINANCIAL SERVICES — 0.4%
Bank of America Corp.	6,949	42,528
Citigroup, Inc.	952	24,390
JPMorgan Chase & Co.	10,344	311,561

		378,479

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.4%
AT&T, Inc.	45,081	1,285,710
Verizon Communications, Inc.	32,382	1,191,658

		2,477,368

ELECTRIC UTILITIES — 0.5%
American Electric Power Co., Inc.	1,196	45,472
Entergy Corp.	7,997	530,121

		575,593

ELECTRICAL EQUIPMENT — 0.1%
Emerson Electric Co.	3,472	143,428

VP Balanced - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.3%
TE Connectivity Ltd.	445	$12,522
Vishay Intertechnology, Inc.(1)	32,010	267,604

		280,126

ENERGY EQUIPMENT AND SERVICES — 1.2%
Diamond Offshore Drilling, Inc.	2,337	127,927
Halliburton Co.	3,507	107,034
Helix Energy Solutions Group, Inc.(1)	21,309	279,148
National Oilwell Varco, Inc.	5,413	277,254
Schlumberger Ltd.	1,860	111,098
SEACOR Holdings, Inc.	4,930	395,435

		1,297,896

FOOD AND STAPLES RETAILING — 0.7%
Wal-Mart Stores, Inc.	2,583	134,058
Walgreen Co.	17,368	571,233

		705,291

FOOD PRODUCTS — 1.4%
H.J. Heinz Co.	7,331	370,069
Hershey Co. (The)	9,207	545,423
Smithfield Foods, Inc.(1)	12,170	237,315
Tyson Foods, Inc., Class A	18,653	323,816

		1,476,623

HEALTH CARE EQUIPMENT AND SUPPLIES — 0.6%
Baxter International, Inc.	554	31,102
IDEXX Laboratories, Inc.(1)	1,183	81,592
Zimmer Holdings, Inc.(1)	8,915	476,952

		589,646

HEALTH CARE PROVIDERS AND SERVICES — 1.6%
Humana, Inc.	7,032	511,438
UnitedHealth Group, Inc.	16,767	773,294
WellCare Health Plans, Inc.(1)	10,339	392,675

		1,677,407

HOTELS, RESTAURANTS AND LEISURE — 0.4%
Brinker International, Inc.	8,692	181,837
McDonald's Corp.	1,470	129,095
Penn National Gaming, Inc.(1)	3,825	127,334

		438,266

HOUSEHOLD DURABLES — 0.2%
Tempur-Pedic International, Inc.(1)	4,835	254,369

HOUSEHOLD PRODUCTS — 0.6%
Procter & Gamble Co. (The)	9,196	581,003

VP Balanced - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

INDEPENDENT POWER PRODUCERS AND ENERGY TRADERS — 0.2%
AES Corp. (The)(1)	19,146	$186,865

INDUSTRIAL CONGLOMERATES — 0.9%
General Electric Co.	63,779	971,992

INSURANCE — 2.7%
ACE Ltd.	8,303	503,162
Allied World Assurance Co. Holdings Ltd.	5,383	289,121
American Financial Group, Inc.	11,327	351,930
Berkshire Hathaway, Inc., Class B(1)	4,325	307,248
Chubb Corp. (The)	1,713	102,763
Horace Mann Educators Corp.	144	1,643
Principal Financial Group, Inc.	19,566	443,561
Progressive Corp. (The)	14,070	249,883
Prudential Financial, Inc.	13,405	628,158

		2,877,469

INTERNET AND CATALOG RETAIL — 0.3%
Expedia, Inc.	6,355	163,641
priceline.com, Inc.(1)	317	142,479

		306,120

INTERNET SOFTWARE AND SERVICES — 0.7%
Ancestry.com, Inc.(1)	2,723	63,991
Google, Inc., Class A(1)	1,358	698,528

		762,519

IT SERVICES — 3.3%
Accenture plc, Class A	11,971	630,632
Alliance Data Systems Corp.(1)	3,429	317,868
CACI International, Inc., Class A(1)	495	24,720
Global Payments, Inc.	1,770	71,490
International Business Machines Corp.	10,247	1,793,533
Visa, Inc., Class A	7,876	675,131

		3,513,374

LEISURE EQUIPMENT AND PRODUCTS — 0.4%
Polaris Industries, Inc.	8,920	445,732

LIFE SCIENCES TOOLS AND SERVICES — 0.2%
Agilent Technologies, Inc.(1)	6,023	188,219

MACHINERY — 0.8%
AGCO Corp.(1)	6,656	230,098
Caterpillar, Inc.	1,529	112,901
Dover Corp.	2,687	125,214
Parker-Hannifin Corp.	1,966	124,114
Sauer-Danfoss, Inc.(1)	6,863	198,341

		790,668

VP Balanced - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

MEDIA — 2.0%
CBS Corp., Class B	22,355	$455,595
Comcast Corp., Class A	3,898	81,468
DirecTV, Class A(1)	12,337	521,238
DISH Network Corp., Class A(1)	18,642	467,169
Gannett Co., Inc.	257	2,449
Time Warner, Inc.	20,188	605,035

		2,132,954

METALS AND MINING — 0.9%
Alcoa, Inc.	5,471	52,357
Freeport-McMoRan Copper & Gold, Inc.	17,775	541,249
Newmont Mining Corp.	5,903	371,299

		964,905

MULTI-UTILITIES — 1.0%
Ameren Corp.	11,789	350,959
Integrys Energy Group, Inc.	3,547	172,455
Public Service Enterprise Group, Inc.	14,531	484,899

		1,008,313

MULTILINE RETAIL — 0.6%
Dillard's, Inc., Class A	3,620	157,398
Macy's, Inc.	18,442	485,393

		642,791

OIL, GAS AND CONSUMABLE FUELS — 6.2%
Chevron Corp.	17,556	1,624,281
ConocoPhillips	15,806	1,000,836
Exxon Mobil Corp.	35,373	2,569,141
Marathon Oil Corp.	13,504	291,416
Marathon Petroleum Corp.	5,252	142,119
Occidental Petroleum Corp.	2,525	180,538
Tesoro Corp.(1)	5,052	98,362
Valero Energy Corp.	24,724	439,593
W&T Offshore, Inc.	15,075	207,432

		6,553,718

PAPER AND FOREST PRODUCTS — 0.4%
Domtar Corp.	5,916	403,294

PERSONAL PRODUCTS — 0.7%
Herbalife Ltd.	8,254	442,414
Nu Skin Enterprises, Inc., Class A	8,040	325,781

		768,195

PHARMACEUTICALS — 3.9%
Abbott Laboratories	13,301	680,213
Bristol-Myers Squibb Co.	7,791	244,482
Eli Lilly & Co.	17,964	664,129
Johnson & Johnson	23,081	1,470,490

VP Balanced - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares/ Principal Amount	Value

Merck & Co., Inc.	4,559	$149,125
Pfizer, Inc.	48,909	864,711

		4,073,150

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.4%
Rayonier, Inc.	9,503	349,615
Simon Property Group, Inc.	1,022	112,400

		462,015

ROAD AND RAIL — 0.1%
Old Dominion Freight Line, Inc.(1)	614	17,788
Union Pacific Corp.	557	45,490

		63,278

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.9%
Altera Corp.	1,400	44,142
Applied Materials, Inc.	8,791	90,987
Intel Corp.	51,010	1,088,043
LSI Corp.(1)	59,894	310,251
Micron Technology, Inc.(1)	16,787	84,607
Teradyne, Inc.(1)	34,501	379,856

		1,997,886

SOFTWARE — 2.7%
Cadence Design Systems, Inc.(1)	47,581	439,648
Intuit, Inc.(1)	4,294	203,707
Microsoft Corp.	64,340	1,601,423
Oracle Corp.	7,655	220,005
Symantec Corp.(1)	22,481	366,440

		2,831,223

SPECIALTY RETAIL — 1.0%
Bed Bath & Beyond, Inc.(1)	6,730	385,696
GameStop Corp., Class A(1)	284	6,560
Home Depot, Inc. (The)	20,356	669,102

		1,061,358

TEXTILES, APPAREL AND LUXURY GOODS — 0.5%
VF Corp.	4,539	551,579

TOBACCO — 1.0%
Philip Morris International, Inc.	17,007	1,060,897

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Telephone & Data Systems, Inc.	4,885	103,806

TOTAL COMMON STOCKS (Cost $58,018,120)		61,561,001

VP Balanced - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(2) — 12.5%

FHLMC, 7.00%, 11/1/13(3)	$12,579	$13,218
FHLMC, 6.50%, 6/1/16(3)	36,743	40,269
FHLMC, 6.50%, 6/1/16(3)	36,129	39,526
FHLMC, 4.50%, 1/1/19(3)	306,871	328,137
FHLMC, 6.50%, 1/1/28(3)	12,578	14,276
FHLMC, 6.50%, 6/1/29(3)	9,538	10,826
FHLMC, 8.00%, 7/1/30(3)	11,213	13,304
FHLMC, 5.50%, 12/1/33(3)	385,418	420,009
FHLMC, 5.50%, 1/1/38(3)	158,684	172,603
FHLMC, 6.00%, 8/1/38	83,695	92,031
FHLMC, 4.00%, 4/1/41	319,807	337,163
FHLMC, 6.50%, 7/1/47(3)	12,234	13,470
FNMA, 6.50%, 11/1/11(3)	304	306
FNMA, 6.00%, 4/1/13(3)	2,418	2,624
FNMA, 6.00%, 4/1/13(3)	1,373	1,490
FNMA, 6.00%, 5/1/13(3)	432	469
FNMA, 6.50%, 6/1/13(3)	4,239	4,430
FNMA, 6.00%, 7/1/13(3)	1,094	1,187
FNMA, 6.00%, 1/1/14(3)	18,845	20,445
FNMA, 4.50%, 5/1/19(3)	135,417	145,184
FNMA, 4.50%, 5/1/19(3)	172,029	184,437
FNMA, 6.50%, 1/1/28(3)	6,064	6,870
FNMA, 6.50%, 1/1/29(3)	26,458	29,974
FNMA, 7.50%, 7/1/29(3)	38,903	45,474
FNMA, 7.50%, 9/1/30(3)	11,258	13,150
FNMA, 5.00%, 7/1/31	345,981	373,004
FNMA, 6.50%, 1/1/32(3)	31,264	35,263
FNMA, 5.50%, 6/1/33(3)	184,783	202,002
FNMA, 5.50%, 8/1/33(3)	214,845	234,866
FNMA, 5.00%, 11/1/33(3)	861,672	931,396
FNMA, 5.50%, 1/1/34(3)	266,684	291,867
FNMA, 4.50%, 9/1/35(3)	602,741	642,892
FNMA, 5.00%, 2/1/36(3)	831,262	897,616
FNMA, 5.50%, 1/1/37	702,552	767,143
FNMA, 5.50%, 2/1/37(3)	198,082	215,891
FNMA, 6.00%, 7/1/37	1,129,245	1,246,299
FNMA, 6.50%, 8/1/37(3)	166,731	182,353
FNMA, 4.00%, 1/1/41	1,097,025	1,158,149
FNMA, 4.50%, 1/1/41	440,264	469,730
FNMA, 4.50%, 2/1/41	484,803	515,280
FNMA, 4.50%, 7/1/41	446,189	476,052
FNMA, 6.50%, 6/1/47(3)	17,238	18,815
FNMA, 6.50%, 8/1/47(3)	44,801	48,901
FNMA, 6.50%, 8/1/47(3)	69,739	76,121
FNMA, 6.50%, 9/1/47(3)	78,239	85,398
FNMA, 6.50%, 9/1/47(3)	5,007	5,465
FNMA, 6.50%, 9/1/47(3)	42,336	46,210

VP Balanced - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

FNMA, 6.50%, 9/1/47(3)	$20,386	$22,251
FNMA, 6.50%, 9/1/47(3)	31,698	34,599
GNMA, 7.00%, 4/20/26(3)	32,814	37,984
GNMA, 7.50%, 8/15/26(3)	19,255	22,467
GNMA, 7.00%, 2/15/28(3)	5,374	6,263
GNMA, 7.50%, 2/15/28(3)	8,934	10,473
GNMA, 6.50%, 5/15/28(3)	2,315	2,678
GNMA, 6.50%, 5/15/28(3)	2,866	3,315
GNMA, 7.00%, 12/15/28(3)	10,198	11,886
GNMA, 7.00%, 5/15/31(3)	60,487	70,593
GNMA, 5.50%, 11/15/32(3)	244,962	272,222
GNMA, 4.00%, 1/20/41	887,000	951,227
GNMA, 4.50%, 5/20/41	592,356	643,648
GNMA, 4.50%, 6/15/41	169,308	185,239

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $12,242,053)		13,146,430

CORPORATE BONDS — 11.9%

AEROSPACE AND DEFENSE — 0.2%
Lockheed Martin Corp., 4.25%, 11/15/19(3)	30,000	32,717
Lockheed Martin Corp., 4.85%, 9/15/41(3)	30,000	31,783
United Technologies Corp., 6.05%, 6/1/36(3)	134,000	170,936

		235,436

AUTOMOBILES — 0.1%
American Honda Finance Corp., 2.50%, 9/21/15(3)(4)	60,000	60,752
Nissan Motor Acceptance Corp., 3.25%, 1/30/13(3)(4)	10,000	10,198

		70,950

BEVERAGES — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19(3)	70,000	91,142
Coca-Cola Co. (The), 1.80%, 9/1/16(3)(4)	40,000	40,191
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16(3)	10,000	10,343
PepsiCo, Inc., 4.875%, 11/1/40(3)	20,000	23,078

		164,754

CAPITAL MARKETS — 0.1%
Bear Stearns Cos. LLC (The), 6.40%, 10/2/17(3)	90,000	102,392
Jefferies Group, Inc., 5.125%, 4/13/18	40,000	37,550

		139,942

CHEMICALS — 0.2%
CF Industries, Inc., 6.875%, 5/1/18	50,000	55,938
Dow Chemical Co. (The), 5.90%, 2/15/15(3)	30,000	33,157
Dow Chemical Co. (The), 2.50%, 2/15/16(3)	20,000	19,728
Rohm & Haas Co., 5.60%, 3/15/13(3)	70,000	73,952

		182,775

VP Balanced - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

COMMERCIAL BANKS — 0.8%
Bank of America N.A., 5.30%, 3/15/17(3)	$224,000	$202,679
BB&T Corp., 5.70%, 4/30/14(3)	20,000	21,851
BB&T Corp., 3.20%, 3/15/16	40,000	40,921
Fifth Third Bancorp, 6.25%, 5/1/13(3)	50,000	52,965
HSBC Bank plc, 3.50%, 6/28/15(3)(4)	40,000	40,646
Huntington Bancshares, Inc., 7.00%, 12/15/20(3)	10,000	11,353
Kreditanstalt fuer Wiederaufbau, 4.125%, 10/15/14(3)	60,000	64,891
Kreditanstalt fuer Wiederaufbau, 2.00%, 6/1/16	60,000	62,393
PNC Funding Corp., 4.25%, 9/21/15(3)	10,000	10,814
Royal Bank of Scotland plc (The), 3.95%, 9/21/15	40,000	37,673
Royal Bank of Scotland plc (The), 4.375%, 3/16/16(3)	80,000	76,617
SunTrust Banks, Inc., 3.60%, 4/15/16(3)	11,000	11,171
U.S. Bancorp., 3.44%, 2/1/16	30,000	30,499
Wachovia Bank N.A., 4.80%, 11/1/14(3)	110,000	117,512
Wachovia Bank N.A., 4.875%, 2/1/15(3)	32,000	33,729
Wells Fargo & Co., 3.68%, 6/15/16(3)	30,000	31,273
Wells Fargo & Co., 4.60%, 4/1/21(3)	20,000	21,451

		868,438

COMMERCIAL SERVICES AND SUPPLIES — 0.1%
Republic Services, Inc., 3.80%, 5/15/18(3)	20,000	20,850
Republic Services, Inc., 5.50%, 9/15/19(3)	60,000	68,689
Republic Services, Inc., 5.70%, 5/15/41(3)	10,000	11,402
Waste Management, Inc., 6.125%, 11/30/39(3)	30,000	36,596

		137,537

COMMUNICATIONS EQUIPMENT — 0.1%
American Tower Corp., 4.625%, 4/1/15(3)	50,000	53,085
Cisco Systems, Inc., 5.90%, 2/15/39(3)	20,000	24,175

		77,260

CONSUMER FINANCE — 0.3%
American Express Co., 7.25%, 5/20/14(3)	140,000	158,827
American Express Credit Corp., 2.80%, 9/19/16	30,000	29,906
Credit Suisse (New York), 6.00%, 2/15/18(3)	30,000	30,514
PNC Bank N.A., 6.00%, 12/7/17(3)	80,000	88,081
SLM Corp., 5.00%, 10/1/13(3)	40,000	39,178
SLM Corp., 6.25%, 1/25/16(3)	30,000	29,490

		375,996

CONTAINERS AND PACKAGING — 0.1%
Ball Corp., 7.125%, 9/1/16(3)	40,000	42,200
Ball Corp., 6.75%, 9/15/20(3)	30,000	31,200

		73,400

DIVERSIFIED FINANCIAL SERVICES — 1.8%
Bank of America Corp., 6.50%, 8/1/16(3)	130,000	129,307
Bank of America Corp., 5.75%, 12/1/17(3)	40,000	37,590
BNP Paribas, 3.60%, 2/23/16(3)	10,000	9,857
Citigroup, Inc., 6.00%, 12/13/13(3)	80,000	84,083

VP Balanced - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

Citigroup, Inc., 6.01%, 1/15/15(3)	$80,000	$85,124
Citigroup, Inc., 4.75%, 5/19/15	20,000	20,522
Citigroup, Inc., 6.125%, 5/15/18(3)	140,000	150,525
Citigroup, Inc., 8.50%, 5/22/19(3)	30,000	36,327
Deutsche Bank AG (London), 3.875%, 8/18/14(3)	50,000	51,086
General Electric Capital Corp., 3.75%, 11/14/14(3)	50,000	52,259
General Electric Capital Corp., 2.25%, 11/9/15(3)	50,000	49,500
General Electric Capital Corp., 5.625%, 9/15/17(3)	140,000	153,884
General Electric Capital Corp., 4.375%, 9/16/20(3)	30,000	30,626
General Electric Capital Corp., 4.625%, 1/7/21(3)	40,000	41,652
General Electric Capital Corp., 5.30%, 2/11/21(3)	20,000	20,815
Goldman Sachs Group, Inc. (The), 3.625%, 2/7/16(3)	230,000	224,278
Goldman Sachs Group, Inc. (The), 7.50%, 2/15/19(3)	50,000	55,937
Goldman Sachs Group, Inc. (The), 6.25%, 2/1/41(3)	20,000	19,559
HSBC Holdings plc, 5.10%, 4/5/21	20,000	20,663
HSBC Holdings plc, 6.80%, 6/1/38(3)	20,000	20,103
JPMorgan Chase & Co., 3.70%, 1/20/15(3)	20,000	20,519
JPMorgan Chase & Co., 3.45%, 3/1/16	20,000	20,115
JPMorgan Chase & Co., 6.00%, 1/15/18(3)	180,000	200,920
Morgan Stanley, 4.20%, 11/20/14(3)	100,000	97,913
Morgan Stanley, 6.625%, 4/1/18(3)	120,000	119,320
Morgan Stanley, 5.625%, 9/23/19(3)	100,000	94,066
Morgan Stanley, 5.75%, 1/25/21(3)	10,000	9,229
UBS AG (Stamford Branch), 2.25%, 8/12/13(3)	30,000	29,479

		1,885,258

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
AT&T, Inc., 6.80%, 5/15/36(3)	110,000	133,275
AT&T, Inc., 6.55%, 2/15/39(3)	30,000	35,740
British Telecommunications plc, 5.95%, 1/15/18(3)	40,000	44,586
CenturyLink, Inc., 6.15%, 9/15/19(3)	30,000	27,888
CenturyLink, Inc., Series P, 7.60%, 9/15/39(3)	20,000	18,074
Deutsche Telekom International Finance BV, 6.75%, 8/20/18(3)	30,000	35,540
Telecom Italia Capital SA, 6.18%, 6/18/14(3)	70,000	69,731
Telefonica Emisiones SAU, 5.88%, 7/15/19(3)	100,000	98,418
Telefonica Emisiones SAU, 5.46%, 2/16/21	40,000	38,103
Verizon Communications, Inc., 7.35%, 4/1/39(3)	40,000	54,284
Windstream Corp., 7.875%, 11/1/17(3)	50,000	50,875

		606,514

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16(3)	70,000	77,525
Jabil Circuit, Inc., 5.625%, 12/15/20(3)	20,000	19,600

		97,125

ENERGY EQUIPMENT AND SERVICES — 0.1%
Ensco plc, 3.25%, 3/15/16(3)	30,000	30,512
Transocean, Inc., 6.50%, 11/15/20(3)	30,000	32,836

VP Balanced - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

Weatherford International Ltd., 9.625%, 3/1/19(3)	$30,000	$38,856

		102,204

FOOD AND STAPLES RETAILING — 0.5%
CVS Caremark Corp., 6.60%, 3/15/19(3)	100,000	121,961
Kroger Co. (The), 6.40%, 8/15/17(3)	50,000	59,404
Wal-Mart Stores, Inc., 5.875%, 4/5/27(3)	138,000	169,899
Wal-Mart Stores, Inc., 6.20%, 4/15/38(3)	60,000	77,855
Wal-Mart Stores, Inc., 5.00%, 10/25/40(3)	50,000	57,534
Wal-Mart Stores, Inc., 5.625%, 4/15/41(3)	15,000	18,606

		505,259

FOOD PRODUCTS — 0.2%
Kellogg Co., 4.45%, 5/30/16(3)	50,000	55,821
Kraft Foods, Inc., 6.00%, 2/11/13(3)	20,000	21,194
Kraft Foods, Inc., 6.125%, 2/1/18(3)	30,000	35,297
Kraft Foods, Inc., 5.375%, 2/10/20(3)	50,000	56,756
Mead Johnson Nutrition Co., 3.50%, 11/1/14(3)	30,000	31,492

		200,560

GAS UTILITIES — 0.7%
CenterPoint Energy Resources Corp., 6.25%, 2/1/37(3)	100,000	114,571
El Paso Corp., 7.25%, 6/1/18(3)	50,000	56,224
El Paso Pipeline Partners Operating Co. LLC, 5.00%, 10/1/21(3)	20,000	20,165
Enbridge Energy Partners LP, 6.50%, 4/15/18(3)	30,000	35,070
Enbridge Energy Partners LP, 5.50%, 9/15/40(3)	30,000	30,850
Enterprise Products Operating LLC, 3.70%, 6/1/15(3)	20,000	20,913
Enterprise Products Operating LLC, 6.30%, 9/15/17(3)	110,000	127,949
Enterprise Products Operating LLC, 5.95%, 2/1/41(3)	30,000	32,380
Kinder Morgan Energy Partners LP, 6.85%, 2/15/20(3)	60,000	71,044
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39(3)	40,000	43,222
Magellan Midstream Partners LP, 6.55%, 7/15/19(3)	40,000	47,392
Plains All American Pipeline LP / PAA Finance Corp., 3.95%, 9/15/15(3)	20,000	21,076
Plains All American Pipeline LP / PAA Finance Corp., 8.75%, 5/1/19(3)	60,000	76,767
Williams Partners LP, 4.125%, 11/15/20(3)	20,000	19,911

		717,534

HEALTH CARE EQUIPMENT AND SUPPLIES†
Covidien International Finance SA, 1.875%, 6/15/13(3)	40,000	40,584

HEALTH CARE PROVIDERS AND SERVICES — 0.3%
Express Scripts, Inc., 5.25%, 6/15/12(3)	60,000	61,620
Express Scripts, Inc., 7.25%, 6/15/19(3)	90,000	110,648
Medco Health Solutions, Inc., 7.25%, 8/15/13(3)	60,000	65,698
Universal Health Services, Inc., 7.125%, 6/30/16(3)	30,000	31,575
WellPoint, Inc., 5.80%, 8/15/40(3)	10,000	11,804

		281,345

HOTELS, RESTAURANTS AND LEISURE — 0.1%
McDonald's Corp., 5.35%, 3/1/18(3)	50,000	59,777

VP Balanced - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

Wyndham Worldwide Corp., 6.00%, 12/1/16(3)	$10,000	$10,477

		70,254

HOUSEHOLD DURABLES†
Toll Brothers Finance Corp., 6.75%, 11/1/19(3)	30,000	30,777

HOUSEHOLD PRODUCTS — 0.1%
Jarden Corp., 8.00%, 5/1/16	50,000	53,063

INDUSTRIAL CONGLOMERATES — 0.1%
Danaher Corp., 3.90%, 6/23/21	30,000	32,380
General Electric Co., 5.00%, 2/1/13(3)	42,000	44,006
General Electric Co., 5.25%, 12/6/17(3)	70,000	77,940

		154,326

INSURANCE — 0.5%
Allstate Corp. (The), 7.45%, 5/16/19	40,000	49,026
American International Group, Inc., 3.65%, 1/15/14	20,000	19,517
American International Group, Inc., 5.85%, 1/16/18(3)	70,000	69,598
American International Group, Inc., 8.25%, 8/15/18(3)	20,000	22,250
Berkshire Hathaway Finance Corp., 4.25%, 1/15/21(3)	30,000	31,588
CNA Financial Corp., 5.875%, 8/15/20(3)	20,000	20,612
CNA Financial Corp., 5.75%, 8/15/21	10,000	10,124
Genworth Financial, Inc., 7.20%, 2/15/21(3)	20,000	17,024
Hartford Financial Services Group, Inc., 4.00%, 3/30/15(3)	50,000	50,364
Hartford Financial Services Group, Inc., 6.30%, 3/15/18(3)	20,000	20,722
International Lease Finance Corp., 5.75%, 5/15/16(3)	30,000	26,706
Liberty Mutual Group, Inc., 5.00%, 6/1/21(3)(4)	21,000	20,017
Lincoln National Corp., 6.25%, 2/15/20(3)	40,000	42,167
MetLife, Inc., 6.75%, 6/1/16(3)	60,000	69,120
Prudential Financial, Inc., 7.375%, 6/15/19(3)	20,000	23,498
Prudential Financial, Inc., 5.375%, 6/21/20(3)	10,000	10,525
Prudential Financial, Inc., 5.40%, 6/13/35(3)	80,000	74,952
Prudential Financial, Inc., 5.625%, 5/12/41(3)	10,000	9,540

		587,350

INTERNET SOFTWARE AND SERVICES†
eBay, Inc., 3.25%, 10/15/20(3)	20,000	19,947
Google, Inc., 2.125%, 5/19/16(3)	30,000	30,959

		50,906

IT SERVICES†
International Business Machines Corp., 1.95%, 7/22/16	40,000	40,425

MACHINERY — 0.1%
Deere & Co., 5.375%, 10/16/29(3)	60,000	75,160

MEDIA — 1.1%
CBS Corp., 4.30%, 2/15/21(3)	50,000	50,443
Comcast Corp., 5.90%, 3/15/16(3)	74,000	84,795
Comcast Corp., 6.50%, 11/15/35(3)	20,000	23,193
Comcast Corp., 6.40%, 5/15/38(3)	80,000	92,635
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 4.75%, 10/1/14(3)	50,000	54,232

VP Balanced - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

DirecTV Holdings LLC/DirecTV Financing Co., Inc., 5.00%, 3/1/21(3)	$50,000	$53,064
Discovery Communications LLC, 5.625%, 8/15/19(3)	10,000	11,350
Discovery Communications LLC, 4.375%, 6/15/21(3)	30,000	31,106
DISH DBS Corp., 6.75%, 6/1/21(3)(4)	30,000	28,800
Embarq Corp., 7.08%, 6/1/16(3)	5,000	5,184
Interpublic Group of Cos., Inc. (The), 10.00%, 7/15/17(3)	70,000	79,975
Lamar Media Corp., 9.75%, 4/1/14(3)	40,000	44,300
NBCUniversal Media LLC, 5.15%, 4/30/20(3)	20,000	21,999
NBCUniversal Media LLC, 4.375%, 4/1/21	60,000	61,838
News America, Inc., 4.50%, 2/15/21(3)	30,000	30,241
News America, Inc., 6.90%, 8/15/39(3)	30,000	34,361
Omnicom Group, Inc., 4.45%, 8/15/20(3)	10,000	10,121
Qwest Corp., 7.50%, 10/1/14(3)	60,000	65,100
SBA Telecommunications, Inc., 8.25%, 8/15/19(3)	30,000	31,650
Time Warner Cable, Inc., 6.75%, 7/1/18(3)	80,000	93,319
Time Warner Cable, Inc., 4.00%, 9/1/21(3)	40,000	39,260
Time Warner, Inc., 7.70%, 5/1/32(3)	40,000	51,007
Viacom, Inc., 4.375%, 9/15/14(3)	30,000	32,092
Virgin Media Secured Finance plc, 6.50%, 1/15/18(3)	120,000	128,100
Virgin Media Secured Finance plc, 5.25%, 1/15/21(3)	20,000	21,592

		1,179,757

METALS AND MINING — 0.5%
Anglo American Capital plc, 4.45%, 9/27/20(3)(4)	30,000	30,145
AngloGold Ashanti Holdings plc, 5.375%, 4/15/20(3)	45,000	44,218
ArcelorMittal, 9.85%, 6/1/19(3)	90,000	102,223
ArcelorMittal, 5.25%, 8/5/20(3)	30,000	26,884
Barrick Finance LLC, 4.40%, 5/30/21	30,000	30,869
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/17(3)	50,000	53,684
Newmont Mining Corp., 6.25%, 10/1/39(3)	40,000	45,467
Rio Tinto Finance USA Ltd., 3.50%, 11/2/20(3)	30,000	29,600
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	30,000	29,990
Teck Resources Ltd., 5.375%, 10/1/15(3)	20,000	22,004
Vale Overseas Ltd., 5.625%, 9/15/19(3)	75,000	79,275
Vale Overseas Ltd., 4.625%, 9/15/20	20,000	19,600

		513,959

MULTI-UTILITIES — 0.6%
Carolina Power & Light Co., 5.15%, 4/1/15(3)	37,000	41,496
Cleveland Electric Illuminating Co. (The), 5.70%, 4/1/17(3)	18,000	19,813
CMS Energy Corp., 4.25%, 9/30/15	20,000	19,788
CMS Energy Corp., 8.75%, 6/15/19(3)	40,000	46,873
Dominion Resources, Inc., 4.90%, 8/1/41	20,000	20,844
Duke Energy Corp., 3.95%, 9/15/14(3)	40,000	42,542
Edison International, 3.75%, 9/15/17(3)	40,000	40,622
Exelon Generation Co. LLC, 5.20%, 10/1/19(3)	40,000	43,300
FirstEnergy Solutions Corp., 6.05%, 8/15/21(3)	80,000	88,880
Florida Power Corp., 6.35%, 9/15/37(3)	70,000	91,552
PG&E Corp., 5.75%, 4/1/14(3)	20,000	21,952
Public Service Company of Colorado, 4.75%, 8/15/41	10,000	11,193
Sempra Energy, 8.90%, 11/15/13(3)	50,000	57,069

VP Balanced - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

Sempra Energy, 6.50%, 6/1/16(3)	$30,000	$35,158
Southern California Edison Co., 5.625%, 2/1/36(3)	22,000	27,300
Southern Power Co., 5.15%, 9/15/41	10,000	10,460

		618,842

MULTILINE RETAIL — 0.1%
Macy's Retail Holdings, Inc., 5.35%, 3/15/12(3)	52,000	52,807

OFFICE ELECTRONICS — 0.1%
Xerox Corp., 5.65%, 5/15/13(3)	20,000	21,177
Xerox Corp., 4.25%, 2/15/15(3)	70,000	74,137

		95,314

OIL, GAS AND CONSUMABLE FUELS — 0.8%
Anadarko Petroleum Corp., 6.45%, 9/15/36(3)	70,000	74,450
Arch Western Finance LLC, 6.75%, 7/1/13(3)	14,000	14,035
BP Capital Markets plc, 3.20%, 3/11/16(3)	30,000	31,328
BP Capital Markets plc, 4.50%, 10/1/20(3)	30,000	32,600
Cenovus Energy, Inc., 4.50%, 9/15/14(3)	40,000	43,171
Chesapeake Energy Corp., 7.625%, 7/15/13(3)	20,000	21,050
ConocoPhillips, 5.75%, 2/1/19(3)	60,000	71,932
ConocoPhillips Holding Co., 6.95%, 4/15/29(3)	20,000	26,754
EOG Resources, Inc., 5.625%, 6/1/19(3)	40,000	47,482
Hess Corp., 6.00%, 1/15/40(3)	30,000	34,427
Marathon Petroleum Corp., 3.50%, 3/1/16(3)(4)	30,000	30,980
Marathon Petroleum Corp., 5.125%, 3/1/21(3)(4)	10,000	10,448
Newfield Exploration Co., 6.875%, 2/1/20(3)	50,000	51,750
Nexen, Inc., 5.875%, 3/10/35(3)	20,000	19,669
Peabody Energy Corp., 6.50%, 9/15/20(3)	20,000	21,125
Pemex Project Funding Master Trust, 6.625%, 6/15/35(3)	10,000	10,825
Petrobras International Finance Co. - Pifco, 5.75%, 1/20/20(3)	30,000	31,440
Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	40,000	40,840
Petroleos Mexicanos, 6.00%, 3/5/20(3)	40,000	44,160
Shell International Finance BV, 3.10%, 6/28/15(3)	30,000	31,894
Suncor Energy, Inc., 6.10%, 6/1/18(3)	46,000	53,775
Suncor Energy, Inc., 6.85%, 6/1/39(3)	10,000	12,224
Talisman Energy, Inc., 7.75%, 6/1/19(3)	60,000	73,888

		830,247

PAPER AND FOREST PRODUCTS — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(3)(4)	60,000	61,231

PHARMACEUTICALS — 0.2%
Abbott Laboratories, 5.30%, 5/27/40(3)	10,000	11,998
AstraZeneca plc, 5.40%, 9/15/12(3)	55,000	57,563
AstraZeneca plc, 5.90%, 9/15/17(3)	50,000	59,861
Pfizer, Inc., 7.20%, 3/15/39(3)	50,000	73,472
Roche Holdings, Inc., 7.00%, 3/1/39(3)(4)	20,000	28,781
Sanofi, 4.00%, 3/29/21(3)	21,000	22,860

		254,535

VP Balanced - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
Developers Diversified Realty Corp., 5.375%, 10/15/12(3)	$20,000	$20,110
Developers Diversified Realty Corp., 4.75%, 4/15/18(3)	50,000	45,717
HCP, Inc., 3.75%, 2/1/16(3)	20,000	19,796
Kimco Realty Corp., 6.875%, 10/1/19(3)	20,000	22,893
Simon Property Group LP, 5.10%, 6/15/15(3)	50,000	53,938
SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership, 5.00%, 8/15/18(3)	10,000	9,689
UDR, Inc., 4.25%, 6/1/18(3)	30,000	30,743
Ventas Realty LP/Ventas Capital Corp., 3.125%, 11/30/15(3)	35,000	34,648
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/1/21(3)	30,000	28,908
WEA Finance LLC, 4.625%, 5/10/21(3)(4)	50,000	47,905

		314,347

REAL ESTATE MANAGEMENT AND DEVELOPMENT†
ProLogis LP, 6.625%, 12/1/19(3)	40,000	41,402

ROAD AND RAIL — 0.1%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20(3)	39,000	39,823
Burlington Northern Santa Fe LLC, 5.05%, 3/1/41(3)	10,000	10,794
Union Pacific Corp., 4.75%, 9/15/41	30,000	31,029

		81,646

SOFTWARE — 0.2%
Intuit, Inc., 5.75%, 3/15/17(3)	75,000	84,453
Oracle Corp., 5.375%, 7/15/40(3)(4)	90,000	105,103

		189,556

TEXTILES, APPAREL AND LUXURY GOODS — 0.1%
Gap, Inc. (The), 5.95%, 4/12/21(3)	30,000	28,306
Hanesbrands, Inc., 6.375%, 12/15/20(3)	30,000	29,250

		57,556

TOBACCO — 0.1%
Altria Group, Inc., 10.20%, 2/6/39(3)	10,000	14,568
Philip Morris International, Inc., 4.125%, 5/17/21(3)	40,000	43,337

		57,905

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Alltel Corp., 7.875%, 7/1/32(3)	30,000	43,003
America Movil SAB de CV, 5.00%, 10/16/19(3)	100,000	107,400
Cellco Partnership / Verizon Wireless Capital LLC, 8.50%, 11/15/18(3)	60,000	80,151
Vodafone Group plc, 5.625%, 2/27/17(3)	50,000	57,408

		287,962

TOTAL CORPORATE BONDS (Cost $11,813,582)		12,462,198

U.S. TREASURY SECURITIES — 6.6%

U.S. Treasury Bonds, 5.50%, 8/15/28(3)	20,000	28,019
U.S. Treasury Bonds, 5.25%, 2/15/29(3)	320,000	438,300

VP Balanced - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

U.S. Treasury Bonds, 5.375%, 2/15/31(3)	$70,000	$98,820
U.S. Treasury Bonds, 4.75%, 2/15/37(3)	297,000	400,347
U.S. Treasury Bonds, 4.375%, 11/15/39(3)	510,000	657,741
U.S. Treasury Bonds, 4.375%, 5/15/41(3)	260,000	336,985
U.S. Treasury Notes, 1.375%, 11/15/12(3)	1,200,000	1,216,126
U.S. Treasury Notes, 1.375%, 5/15/13(3)	300,000	305,426
U.S. Treasury Notes, 2.375%, 8/31/14(3)	750,000	792,539
U.S. Treasury Notes, 2.00%, 4/30/16(3)	1,150,000	1,210,554
U.S. Treasury Notes, 2.625%, 4/30/18(3)	85,000	92,026
U.S. Treasury Notes, 2.625%, 8/15/20(3)	550,000	589,961
U.S. Treasury Notes, 3.125%, 5/15/21(3)	450,000	500,344
U.S. Treasury Notes, 2.125%, 8/15/21(3)	300,000	305,861

TOTAL U.S. TREASURY SECURITIES (Cost $6,314,103)		6,973,049

U.S. GOVERNMENT AGENCY SECURITIES — 3.2%

FIXED-RATE U.S. GOVERNMENT AGENCY SECURITIES — 2.3%
FHLMC, 2.875%, 2/9/15(3)	900,000	963,570
FNMA, 1.00%, 9/23/13	700,000	707,526
FNMA, 5.00%, 2/13/17(3)	600,000	712,247

		2,383,343

GOVERNMENT-BACKED CORPORATE BONDS(5) — 0.9%
Ally Financial, Inc., 1.75%, 10/30/12(3)	500,000	507,936
Citigroup Funding, Inc., 1.875%, 11/15/12(3)	500,000	508,711

		1,016,647

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $3,211,262)		3,399,990

COMMERCIAL MORTGAGE-BACKED SECURITIES(2) — 2.3%

Banc of America Commercial Mortgage, Inc., Series 2004-6, Class A3 SEQ, 4.51%, 12/10/42(3)	192,376	193,685
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, VRN, 5.12%, 10/10/11(3)	100,000	109,326
Banc of America Commercial Mortgage, Inc., Series 2005-5, Class AM, VRN, 5.18%, 10/10/11(3)	50,000	50,407
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A4 SEQ, VRN, 5.23%, 10/1/11	77,831	79,893
Credit Suisse Mortgage Capital Certificates, Series 2007-TF2A, Class A1, VRN, 0.41%, 10/15/11(3)(4)	78,090	70,774
GE Capital Commercial Mortgage Corp., Series 2005-C3, Class A5, VRN, 4.98%, 10/1/11(3)	50,000	50,278

VP Balanced - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VRN, 4.80%, 10/1/11(3)	$100,000	$105,695
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6 SEQ, VRN, 5.40%, 10/1/11(3)	225,000	239,738
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4 SEQ, 4.76%, 7/10/39(3)	150,000	158,591
GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A SEQ, 4.75%, 7/10/39(3)	225,000	239,562
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4 SEQ, 4.57%, 1/15/31(3)	125,000	131,074
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A4 SEQ, 4.37%, 3/15/36(3)	100,000	105,155
LB-UBS Commercial Mortgage Trust, Series 2004-C4, Class A4, VRN, 5.50%, 10/11/11(3)	68,000	73,208
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class AJ, VRN, 4.86%, 10/11/11(3)	25,000	24,696
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ SEQ, 4.84%, 7/15/40(3)	50,000	42,563
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class AM, VRN, 5.02%, 10/11/11(3)	100,000	98,182
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM SEQ, VRN, 5.26%, 10/11/11(3)	100,000	101,214
Morgan Stanley Capital I, Series 2001-T5, Class A4 SEQ, 6.39%, 10/15/35(3)	12,244	12,243
Morgan Stanley Capital I, Series 2003-T11, Class A3 SEQ, 4.85%, 6/13/41(3)	22,037	22,117
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A SEQ, 4.88%, 8/13/42(3)	63,590	63,889
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A3 SEQ, 4.72%, 1/15/41(3)	8,837	8,869
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A3 SEQ, 4.50%, 10/15/41(3)	50,000	50,817
Wachovia Bank Commercial Mortgage Trust, Series 2004-C15, Class A4 SEQ, 4.80%, 10/15/41(3)	200,000	212,335
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class A6A, VRN, 5.11%, 10/1/11(3)	174,757	177,551
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,427,513)		2,421,862

COLLATERALIZED MORTGAGE OBLIGATIONS(2) — 1.6%

PRIVATE SPONSOR COLLATERALIZED MORTGAGE OBLIGATIONS — 1.3%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	62,284	64,481
Banc of America Alternative Loan Trust, Series 2007-2, Class 2A4, 5.75%, 6/25/37(3)	157,967	115,134
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7A1, 5.00%, 8/25/19(3)	44,111	45,139
Chase Mortgage Finance Corp., Series 2006-S4, Class A3, 6.00%, 12/25/36(3)	45,116	43,598

VP Balanced - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 5.32%, 10/1/11(3)	$60,227	$56,359
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35(3)	55,891	54,630
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 2A1, VRN, 2.74%, 10/1/11(3)	234,019	197,560
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33(3)	68,072	71,098
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 6.14%, 10/1/11	75,111	77,471
Residential Funding Mortgage Securities I, Series 2006-S10, Class 2A1 SEQ, 5.50%, 10/25/21(3)	63,045	59,946
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-1, Class A10, 5.50%, 2/25/34(3)	87,720	92,578
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	86,434	80,721
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-2, Class 1A1 SEQ, 5.50%, 4/25/35	53,927	54,439
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 5.35%, 10/1/11(3)	47,163	45,455
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A6, VRN, 2.73%, 10/1/11(3)	24,970	24,444
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	98,090	95,257
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36(3)	50,000	48,697
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37(3)	72,105	68,563
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.06%, 10/1/11	62,183	59,788

		1,355,358

U.S. GOVERNMENT AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 0.3%
FHLMC, Series 2926, Class EW SEQ, 5.00%, 1/15/25(3)	350,000	387,774

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,781,270)		1,743,132

MUNICIPAL SECURITIES — 0.9%

American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 5.94%, 2/15/47(3)	10,000	11,223
American Municipal Power-Ohio, Inc., Rev., (Building Bonds), 7.50%, 2/15/50(3)	30,000	40,440
Bay Area Toll Auth. Toll Bridge Rev., Series 2010 S1, (Building Bonds), 6.92%, 4/1/40(3)	35,000	45,853
California GO, (Building Bonds), 7.30%, 10/1/39(3)	20,000	24,193
California GO, (Building Bonds), 7.60%, 11/1/40(3)	5,000	6,274
Illinois GO, 5.88%, 3/1/19(3)	50,000	53,552
Illinois GO, (Taxable Pension), 5.10%, 6/1/33(3)	80,000	73,765
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	15,000	15,987

VP Balanced - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Principal Amount	Value

Los Angeles Community College District GO, Series 2010 D, (Election of 2008), 6.68%, 8/1/36(3)	$50,000	$66,380
Los Angeles Department of Water & Power Rev., (Building Bonds), 5.72%, 7/1/39(3)	20,000	23,477
Metropolitan Transportation Auth. Rev., Series 2010 E, (Building Bonds), 6.81%, 11/15/40(3)	15,000	18,958
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33(3)	40,000	46,833
Municipal Electric Auth. of Georgia Rev., Series 2010 J, (Building Bonds), 6.64%, 4/1/57(3)	20,000	21,818
New Jersey State Turnpike Auth. Rev., Series 2009 F, (Building Bonds), 7.41%, 1/1/40(3)	30,000	42,841
New Jersey State Turnpike Auth. Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41(3)	20,000	27,393
New York GO, Series 2010 F1, (Building Bonds), 6.27%, 12/1/37(3)	25,000	31,268
Ohio Water Development Auth. Pollution Control Rev., Series 2010 B2, (Building Bonds), 4.88%, 12/1/34(3)	30,000	33,091
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34(3)	20,000	24,975
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40(3)	50,000	60,332
Sacramento Municipal Utility District Electric Rev., Series 2010 W, (Building Bonds), 6.16%, 5/15/36(3)	50,000	59,486
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41(3)	25,000	27,406
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40(3)	35,000	41,453
Santa Clara Valley Transportation Auth. Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32(3)	30,000	36,353
Texas GO, (Building Bonds), 5.52%, 4/1/39(3)	20,000	25,228
Washington GO, Series 2010 F, (Building Bonds), 5.14%, 8/1/40(3)	40,000	46,472
TOTAL MUNICIPAL SECURITIES (Cost $768,068)		905,051

SOVEREIGN GOVERNMENTS AND AGENCIES — 0.7%

BRAZIL — 0.1%
Brazilian Government International Bond, 5.875%, 1/15/19(3)	100,000	115,250
Brazilian Government International Bond, 5.625%, 1/7/41(3)	40,000	43,300

		158,550

CANADA — 0.1%
Hydro-Quebec, 8.40%, 1/15/22(3)	44,000	64,642
Province of Ontario Canada, 5.45%, 4/27/16(3)	40,000	47,054

		111,696

ITALY — 0.1%
Republic of Italy, 3.125%, 1/26/15(3)	60,000	56,821

MEXICO — 0.2%
United Mexican States, 5.625%, 1/15/17(3)	20,000	22,380

VP Balanced - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares/ Principal Amount	Value

United Mexican States, 5.95%, 3/19/19(3)	$120,000	$136,800
United Mexican States, 5.125%, 1/15/20(3)	20,000	21,750
United Mexican States, 6.05%, 1/11/40(3)	10,000	11,350

		192,280

POLAND — 0.1%
Poland Government International Bond, 5.125%, 4/21/21(3)	115,000	115,000

SOUTH KOREA — 0.1%
Export-Import Bank of Korea, 3.75%, 10/20/16	40,000	39,242
Korea Development Bank, 3.25%, 3/9/16(3)	20,000	19,391
Korea Development Bank, 4.00%, 9/9/16(3)	20,000	19,894

		78,527

TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $668,739)		712,874

TEMPORARY CASH INVESTMENTS — 1.6%

SSgA U.S. Government Money Market Fund (Cost $1,642,001)	1,642,001	1,642,001

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $98,886,711)		104,967,588

OTHER ASSETS AND LIABILITIES — 0.1%		74,202

TOTAL NET ASSETS — 100.0%		$105,041,790

CREDIT DEFAULT SWAP AGREEMENTS

Counterparty/ Reference Entity	Notional Amount	Buy/Sell Protection	Interest Rate	Termination Date	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value

Bank of America N.A./ CDX North America Investment Grade 16 Index	$900,000	Buy	1.00%	6/20/16	$(1,246)	$15,539	$14,293

Notes to Schedule of Investments
CDX	-	Credit Derivatives Indexes
FDIC	-	Federal Deposit Insurance Corporation
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation

VP Balanced - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

LB-UBS	-	Lehman Brothers, Inc. - UBS AG
MASTR	-	Mortgage Asset Securitization Transactions, Inc.
PHHMC	-	PHH Mortgage Corporation
SEQ	-	Sequential Payer
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.
(1)	Non-income producing.
(2)	Final maturity date indicated, unless otherwise noted.
(3)	Security, or a portion thereof, has been segregated for swap agreements. At the period end, the aggregate value of securities pledged was $15,000.
(4)
Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of these securities at the period end was $585,971, which represented 0.6% of total net assets.

(5)
The debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or December 31, 2012.

VP Balanced - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or investment dealers.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

●	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

●
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

●	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

VP Balanced - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Common Stocks	$61,561,001	—	—
U.S. Government Agency Mortgage-Backed Securities	—	$13,146,430	—
Corporate Bonds	—	12,462,198	—
U.S. Treasury Securities	—	6,973,049	—
U.S. Government Agency Securities	—	3,399,990	—
Commercial Mortgage-Backed Securities	—	2,421,862	—
Collateralized Mortgage Obligations	—	1,743,132	—
Municipal Securities	—	905,051	—
Sovereign Governments and Agencies	—	712,874	—
Temporary Cash Investments	1,642,001	—	—

Total Value of Investment Securities	$63,203,002	$41,764,586	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Swap Agreements	—	$15,539	—

3. Federal Tax Information

As of September 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$100,001,108
Gross tax appreciation of investments	$9,936,594
Gross tax depreciation of investments	(4,970,114)
Net tax appreciation (depreciation) of investments	$4,966,480

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Capital Appreciation Fund

September 30, 2011

VP Capital Appreciation - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 97.5%

AEROSPACE AND DEFENSE — 3.7%
BE Aerospace, Inc.(1)	158,296	$5,241,181
Precision Castparts Corp.	10,400	1,616,784
TransDigm Group, Inc.(1)	52,300	4,271,341

		11,129,306

AUTO COMPONENTS — 1.1%
BorgWarner, Inc.(1)	53,233	3,222,193

AUTOMOBILES — 0.6%
Harley-Davidson, Inc.	54,800	1,881,284

BEVERAGES — 0.9%
Hansen Natural Corp.(1)	30,500	2,662,345

BIOTECHNOLOGY — 3.4%
Alexion Pharmaceuticals, Inc.(1)	85,700	5,489,942
Cepheid, Inc.(1)	11,700	454,311
Grifols SA(1)	134,900	2,523,413
Vertex Pharmaceuticals, Inc.(1)	35,200	1,567,808

		10,035,474

CAPITAL MARKETS — 1.3%
KKR & Co. LP	119,200	1,239,680
Lazard Ltd. Class A	61,300	1,293,430
Raymond James Financial, Inc.	56,100	1,456,356

		3,989,466

CHEMICALS — 2.4%
Airgas, Inc.	44,400	2,833,608
Albemarle Corp.	107,300	4,334,920

		7,168,528

COMMERCIAL BANKS — 0.5%
SVB Financial Group(1)	43,500	1,609,500

COMMERCIAL SERVICES AND SUPPLIES — 1.6%
Clean Harbors, Inc.(1)	30,200	1,549,260
Stericycle, Inc.(1)	41,200	3,325,664

		4,874,924

COMMUNICATIONS EQUIPMENT — 1.6%
Aruba Networks, Inc.(1)	82,200	1,718,802
Polycom, Inc.(1)	171,400	3,148,618

		4,867,420

COMPUTERS AND PERIPHERALS — 2.5%
Apple, Inc.(1)	19,343	7,373,165

CONSTRUCTION AND ENGINEERING — 1.0%
Chicago Bridge & Iron Co. NV New York Shares	48,500	1,388,555

VP Capital Appreciation - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

KBR, Inc.	64,000	$1,512,320

		2,900,875

CONSUMER FINANCE — 1.1%
Discover Financial Services	146,241	3,354,768

CONTAINERS AND PACKAGING — 1.8%
Crown Holdings, Inc.(1)	104,900	3,210,989
Rock-Tenn Co., Class A	43,000	2,093,240

		5,304,229

DIVERSIFIED CONSUMER SERVICES — 1.0%
Weight Watchers International, Inc.	50,411	2,936,441

ELECTRICAL EQUIPMENT — 1.7%
Polypore International, Inc.(1)	65,152	3,682,391
Sensata Technologies Holding NV(1)	50,000	1,323,000

		5,005,391

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.6%
IPG Photonics Corp.(1)	24,900	1,081,656
Jabil Circuit, Inc.	209,800	3,732,342

		4,813,998

ENERGY EQUIPMENT AND SERVICES — 3.8%
Atwood Oceanics, Inc.(1)	40,600	1,395,016
National Oilwell Varco, Inc.	144,700	7,411,534
Oil States International, Inc.(1)	50,300	2,561,276

		11,367,826

FOOD AND STAPLES RETAILING — 3.8%
Costco Wholesale Corp.	46,400	3,810,368
Whole Foods Market, Inc.	115,200	7,523,712

		11,334,080

FOOD PRODUCTS — 3.4%
Green Mountain Coffee Roasters, Inc.(1)	35,500	3,299,370
J.M. Smucker Co. (The)	33,200	2,419,948
Mead Johnson Nutrition Co.	64,900	4,467,067

		10,186,385

GAS UTILITIES — 0.9%
National Fuel Gas Co.	53,600	2,609,248

HEALTH CARE EQUIPMENT AND SUPPLIES — 4.0%
C.R. Bard, Inc.	17,900	1,566,966
Cooper Cos., Inc. (The)	53,200	4,210,780
Intuitive Surgical, Inc.(1)	5,400	1,967,112
MAKO Surgical Corp.(1)	68,400	2,340,648
Sirona Dental Systems, Inc.(1)	45,600	1,933,896

		12,019,402

VP Capital Appreciation - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

HEALTH CARE PROVIDERS AND SERVICES — 1.8%
Catalyst Health Solutions, Inc.(1)	57,600	$3,322,944
Omnicare, Inc.	76,600	1,947,938

		5,270,882

HEALTH CARE TECHNOLOGY — 3.0%
Allscripts Healthcare Solutions, Inc.(1)	92,100	1,659,642
SXC Health Solutions Corp.(1)	130,319	7,258,768

		8,918,410

HOTELS, RESTAURANTS AND LEISURE — 3.1%
Arcos Dorados Holdings, Inc., Class A	109,307	2,534,829
Chipotle Mexican Grill, Inc.(1)	15,900	4,816,905
Panera Bread Co., Class A(1)	17,326	1,800,865

		9,152,599

HOUSEHOLD PRODUCTS — 1.0%
Church & Dwight Co., Inc.	66,900	2,956,980

INTERNET AND CATALOG RETAIL — 1.9%
Netflix, Inc.(1)	9,100	1,029,756
priceline.com, Inc.(1)	10,330	4,642,922

		5,672,678

INTERNET SOFTWARE AND SERVICES — 1.5%
Baidu, Inc. ADR(1)	30,000	3,207,300
LinkedIn Corp. Class A(1)	16,462	1,285,353

		4,492,653

IT SERVICES — 5.0%
Alliance Data Systems Corp.(1)	59,000	5,469,300
Cognizant Technology Solutions Corp., Class A(1)	40,900	2,564,430
Teradata Corp.(1)	126,200	6,755,486

		14,789,216

LIFE SCIENCES TOOLS AND SERVICES — 0.6%
Illumina, Inc.(1)	44,600	1,825,032

MACHINERY — 3.4%
Chart Industries, Inc.(1)	31,700	1,336,789
Cummins, Inc.	27,800	2,270,148
Joy Global, Inc.	57,800	3,605,564
Titan International, Inc.	79,000	1,185,000
WABCO Holdings, Inc.(1)	49,300	1,866,498

		10,263,999

MEDIA — 1.2%
CBS Corp., Class B	99,300	2,023,734
Focus Media Holding Ltd. ADR(1)	85,200	1,430,508

		3,454,242

VP Capital Appreciation - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

METALS AND MINING — 0.6%
Cliffs Natural Resources, Inc.	35,600	$1,821,652

OIL, GAS AND CONSUMABLE FUELS — 4.5%
Cabot Oil & Gas Corp.	45,700	2,829,287
Concho Resources, Inc.(1)	56,300	4,005,182
Linn Energy LLC	108,000	3,851,280
SandRidge Energy, Inc.(1)	494,300	2,748,308

		13,434,057

PHARMACEUTICALS — 2.4%
Elan Corp. plc ADR(1)	102,400	1,078,272
Jazz Pharmaceuticals, Inc.(1)	36,200	1,503,024
Questcor Pharmaceuticals, Inc.(1)	69,700	1,900,022
Shire plc ADR	29,800	2,799,114

		7,280,432

ROAD AND RAIL — 1.4%
J.B. Hunt Transport Services, Inc.	42,500	1,535,100
Kansas City Southern(1)	51,700	2,582,932

		4,118,032

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 1.9%
ARM Holdings plc	227,400	1,946,308
Cypress Semiconductor Corp.(1)	240,200	3,595,794

		5,542,102

SOFTWARE — 7.0%
Cerner Corp.(1)	49,200	3,371,184
Check Point Software Technologies Ltd.(1)	91,500	4,827,540
CommVault Systems, Inc.(1)	55,100	2,042,006
Informatica Corp.(1)	59,100	2,420,145
NetSuite, Inc.(1)	94,262	2,546,017
salesforce.com, inc.(1)	30,600	3,496,968
Solera Holdings, Inc.	45,500	2,297,750

		21,001,610

SPECIALTY RETAIL — 7.9%
Abercrombie & Fitch Co., Class A	38,200	2,351,592
O'Reilly Automotive, Inc.(1)	112,000	7,462,560
PetSmart, Inc.	100,700	4,294,855
Tiffany & Co.	22,800	1,386,696
Tractor Supply Co.	24,100	1,507,455
Ulta Salon Cosmetics & Fragrance, Inc.(1)	77,600	4,829,048
Williams-Sonoma, Inc.	50,700	1,561,053

		23,393,259

TEXTILES, APPAREL AND LUXURY GOODS — 2.1%
Fossil, Inc.(1)	35,500	2,877,630

VP Capital Appreciation - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Lululemon Athletica, Inc.(1)	68,600	$3,337,390

		6,215,020

TRADING COMPANIES AND DISTRIBUTORS — 1.6%
Fastenal Co.	146,900	4,888,832

WIRELESS TELECOMMUNICATION SERVICES — 1.9%
NII Holdings, Inc.(1)	65,400	1,762,530
SBA Communications Corp., Class A(1)	71,674	2,471,319
Tim Participacoes SA ADR	54,300	1,279,308

		5,513,157

TOTAL COMMON STOCKS (Cost $264,477,214)		290,651,092

TEMPORARY CASH INVESTMENTS — 2.4%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/14, valued at $2,319,770), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $2,273,319)		2,273,317
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $1,996,514), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $1,948,560)		1,948,558
SSgA U.S. Government Money Market Fund	3,110,963	3,110,963

TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,332,838)		7,332,838

TOTAL INVESTMENT SECURITIES — 99.9% (Cost $271,810,052)		297,983,930

OTHER ASSETS AND LIABILITIES — 0.1%		174,560

TOTAL NET ASSETS — 100.0%		$298,158,490

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

1,422,521	EUR for USD	UBS AG	10/31/11	$1,905,437	$30,075
977,252	GBP for USD	Credit Suisse Securities (USD) LLC	10/31/11	1,523,518	4,748

				$3,428,955	$34,823
(Value on Settlement Date $3,463,778)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

(1)    Non-income producing.

VP Capital Appreciation - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

●	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

●
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

●	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

VP Capital Appreciation - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$261,682,125	—	—
Foreign Common Stocks	24,499,246	$4,469,721	—
Temporary Cash Investments	3,110,963	4,221,875	—

Total Value of Investment Securities	$289,292,334	$8,691,596	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$34,823	—

3. Federal Tax Information

As of September 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$273,331,067
Gross tax appreciation of investments	$55,834,855
Gross tax depreciation of investments	(31,181,992)
Net tax appreciation (depreciation) of investments	$24,652,863

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Growth Fund

September 30, 2011

VP Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 98.8%

AEROSPACE AND DEFENSE — 4.4%
Hexcel Corp.(1)	107	$2,371
Honeywell International, Inc.	233	10,231
Precision Castparts Corp.	46	7,151
Textron, Inc.	149	2,629
United Technologies Corp.	195	13,720

		36,102

AIR FREIGHT AND LOGISTICS — 1.5%
United Parcel Service, Inc., Class B	204	12,883

AUTO COMPONENTS — 1.6%
Autoliv, Inc.	104	5,044
BorgWarner, Inc.(1)	130	7,869

		12,913

AUTOMOBILES — 0.8%
Harley-Davidson, Inc.	198	6,797

BEVERAGES — 4.9%
Boston Beer Co., Inc., Class A(1)	4	291
Coca-Cola Co. (The)	315	21,281
Hansen Natural Corp.(1)	36	3,142
PepsiCo, Inc.	263	16,280

		40,994

BIOTECHNOLOGY — 2.0%
Alexion Pharmaceuticals, Inc.(1)	57	3,651
Amgen, Inc.	97	5,330
Gilead Sciences, Inc.(1)	165	6,402
Human Genome Sciences, Inc.(1)	85	1,079

		16,462

CAPITAL MARKETS — 0.7%
BlackRock, Inc.	42	6,216

CHEMICALS — 2.9%
E.I. du Pont de Nemours & Co.	291	11,631
LyondellBasell Industries NV, Class A	162	3,958
Monsanto Co.	75	4,503
Rockwood Holdings, Inc.(1)	110	3,706

		23,798

COMMUNICATIONS EQUIPMENT — 3.0%
Cisco Systems, Inc.	546	8,458
Polycom, Inc.(1)	140	2,572
QUALCOMM, Inc.	288	14,005

		25,035

COMPUTERS AND PERIPHERALS — 7.8%
Apple, Inc.(1)	138	52,603

VP Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

EMC Corp.(1)	403	$8,459
NetApp, Inc.(1)	116	3,937

		64,999

CONSUMER FINANCE — 1.3%
American Express Co.	234	10,507

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Windstream Corp.	254	2,962

ELECTRICAL EQUIPMENT — 0.6%
Rockwell Automation, Inc.	94	5,264

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.6%
Jabil Circuit, Inc.	260	4,625

ENERGY EQUIPMENT AND SERVICES — 3.4%
Core Laboratories NV	38	3,414
Halliburton Co.	191	5,829
Hornbeck Offshore Services, Inc.(1)	39	971
Schlumberger Ltd.	308	18,397

		28,611

FOOD AND STAPLES RETAILING — 2.5%
Costco Wholesale Corp.	133	10,922
Walgreen Co.	181	5,953
Whole Foods Market, Inc.	58	3,788

		20,663

FOOD PRODUCTS — 1.7%
Hershey Co. (The)	86	5,094
Kellogg Co.	101	5,372
Mead Johnson Nutrition Co.	49	3,373

		13,839

HEALTH CARE EQUIPMENT AND SUPPLIES — 3.8%
Becton, Dickinson and Co.	46	3,373
Cooper Cos., Inc. (The)	47	3,720
Covidien plc	165	7,276
DENTSPLY International, Inc.	106	3,253
Edwards Lifesciences Corp.(1)	50	3,564
Hill-Rom Holdings, Inc.	58	1,741
IDEXX Laboratories, Inc.(1)	33	2,276
Intuitive Surgical, Inc.(1)	10	3,643
Zimmer Holdings, Inc.(1)	49	2,622

		31,468

HEALTH CARE PROVIDERS AND SERVICES — 1.4%
Express Scripts, Inc.(1)	258	9,564

VP Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

UnitedHealth Group, Inc.	48	$2,214

		11,778

HOTELS, RESTAURANTS AND LEISURE — 4.5%
Chipotle Mexican Grill, Inc.(1)	12	3,635
McDonald's Corp.	197	17,301
Starbucks Corp.	285	10,628
Starwood Hotels & Resorts Worldwide, Inc.	159	6,172

		37,736

HOUSEHOLD DURABLES — 0.4%
Tempur-Pedic International, Inc.(1)	69	3,630

HOUSEHOLD PRODUCTS — 1.5%
Church & Dwight Co., Inc.	57	2,519
Colgate-Palmolive Co.	110	9,755

		12,274

INTERNET AND CATALOG RETAIL — 1.8%
Amazon.com, Inc.(1)	68	14,704

INTERNET SOFTWARE AND SERVICES — 2.8%
Google, Inc., Class A(1)	45	23,147

IT SERVICES — 4.5%
Accenture plc, Class A	195	10,273
International Business Machines Corp.	84	14,702
MasterCard, Inc., Class A	38	12,052

		37,027

LIFE SCIENCES TOOLS AND SERVICES — 0.9%
Agilent Technologies, Inc.(1)	135	4,219
Thermo Fisher Scientific, Inc.(1)	61	3,089

		7,308

MACHINERY — 2.6%
Caterpillar, Inc.	47	3,470
Deere & Co.	98	6,328
Gardner Denver, Inc.	43	2,733
Illinois Tool Works, Inc.	58	2,413
Joy Global, Inc.	100	6,238

		21,182

MARINE — 0.1%
Kirby Corp.(1)	24	1,263

MEDIA — 2.1%
CBS Corp., Class B	192	3,913
DirecTV, Class A(1)	172	7,267
Viacom, Inc., Class B	168	6,508

		17,688

VP Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

METALS AND MINING — 1.1%
Cliffs Natural Resources, Inc.	100	$5,117
Freeport-McMoRan Copper & Gold, Inc.	137	4,172

		9,289

MULTILINE RETAIL — 0.9%
Macy's, Inc.	277	7,291

OIL, GAS AND CONSUMABLE FUELS — 7.1%
Devon Energy Corp.	48	2,661
EOG Resources, Inc.	43	3,053
Exxon Mobil Corp.	521	37,840
Occidental Petroleum Corp.	99	7,079
Peabody Energy Corp.	40	1,355
Southwestern Energy Co.(1)	202	6,733

		58,721

PERSONAL PRODUCTS — 0.7%
Estee Lauder Cos., Inc. (The), Class A	68	5,973

PHARMACEUTICALS — 3.1%
Abbott Laboratories	269	13,756
Allergan, Inc.	102	8,403
Perrigo Co.	28	2,719
Teva Pharmaceutical Industries Ltd. ADR	23	856

		25,734

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.9%
AvalonBay Communities, Inc.	30	3,422
Simon Property Group, Inc.	38	4,179

		7,601

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.3%
CBRE Group, Inc.	200	2,692

ROAD AND RAIL — 0.7%
Union Pacific Corp.	68	5,554

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.7%
Avago Technologies Ltd.	133	4,358
Broadcom Corp., Class A(1)	288	9,588
Cree, Inc.(1)	98	2,546
GT Advanced Technologies, Inc.(1)	168	1,179
KLA-Tencor Corp.	20	766
Linear Technology Corp.	191	5,281
Xilinx, Inc.	255	6,997

		30,715

SOFTWARE — 8.0%
Cerner Corp.(1)	56	3,837

VP Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Check Point Software Technologies Ltd.(1)	132	$6,964
Electronic Arts, Inc.(1)	246	5,031
Fortinet, Inc.(1)	155	2,604
Microsoft Corp.	569	14,162
Oracle Corp.	701	20,147
QLIK Technologies, Inc.(1)	102	2,209
Red Hat, Inc.(1)	144	6,086
salesforce.com, inc.(1)	45	5,143

		66,183

SPECIALTY RETAIL — 2.1%
Home Depot, Inc. (The)	210	6,903
Limited Brands, Inc.	127	4,891
O'Reilly Automotive, Inc.(1)	55	3,664
Tractor Supply Co.	28	1,751

		17,209

TEXTILES, APPAREL AND LUXURY GOODS — 0.9%
Coach, Inc.	102	5,287
Lululemon Athletica, Inc.(1)	37	1,800

		7,087

TOBACCO — 1.7%
Philip Morris International, Inc.	229	14,285

WIRELESS TELECOMMUNICATION SERVICES — 1.1%
Crown Castle International Corp.(1)	216	8,785

TOTAL COMMON STOCKS (Cost $944,046)		818,994

EXCHANGE-TRADED FUNDS — 0.3%

iShares Russell 1000 Growth Index Fund (Cost $2,394)	42	2,210

TEMPORARY CASH INVESTMENTS — 1.3%

SSgA U.S. Government Money Market Fund (Cost $10,393)	$10,393	10,393
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $956,833)		831,597

OTHER ASSETS AND LIABILITIES — (0.4)%		(3,036)

TOTAL NET ASSETS — 100.0%		$828,561

Notes to Schedule of Investments
ADR	-	American Depositary Receipt

(1)    Non-income producing.

VP Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

●	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

●
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

●	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds’ investment securities were classified as Level 1. The Schedule of Investments provides additional information on the funds’ portfolio holdings.

VP Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

3. Federal Tax Information

As of September 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$960,432
Gross tax appreciation of investments	$13,914
Gross tax depreciation of investments	(142,749)
Net tax appreciation (depreciation) of investments	$(128,835)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Income & Growth Fund

September 30, 2011

VP Income & Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 99.2%

AEROSPACE AND DEFENSE — 3.3%
General Dynamics Corp.	33,394	$1,899,784
Lockheed Martin Corp.	887	64,432
Northrop Grumman Corp.	39,194	2,044,359
Raytheon Co.	3,641	148,808
United Technologies Corp.	40,980	2,883,353

		7,040,736

AIR FREIGHT AND LOGISTICS — 1.1%
FedEx Corp.	14,156	958,078
United Parcel Service, Inc., Class B	21,670	1,368,461

		2,326,539

AUTO COMPONENTS — 0.5%
TRW Automotive Holdings Corp.(1)	32,050	1,048,996

AUTOMOBILES — 0.5%
Ford Motor Co.(1)	115,086	1,112,882

BEVERAGES — 1.9%
Coca-Cola Co. (The)	17,707	1,196,285
Coca-Cola Enterprises, Inc.	21,428	533,129
Constellation Brands, Inc., Class A(1)	1,154	20,772
Dr Pepper Snapple Group, Inc.	53,510	2,075,118
PepsiCo, Inc.	2,775	171,772

		3,997,076

BIOTECHNOLOGY — 1.8%
Amgen, Inc.	32,510	1,786,425
Biogen Idec, Inc.(1)	21,778	2,028,621
United Therapeutics Corp.(1)	1,458	54,660

		3,869,706

CAPITAL MARKETS — 1.7%
Bank of New York Mellon Corp. (The)	114,001	2,119,278
Janus Capital Group, Inc.	5,059	30,354
Legg Mason, Inc.	55,277	1,421,172

		3,570,804

CHEMICALS — 2.0%
CF Industries Holdings, Inc.	7,557	932,458
Monsanto Co.	28,935	1,737,258
OM Group, Inc.(1)	1,425	37,007
PPG Industries, Inc.	22,088	1,560,738

		4,267,461

COMMERCIAL BANKS — 2.6%
U.S. Bancorp.	86,056	2,025,758

VP Income & Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Wells Fargo & Co.	140,633	$3,392,068

		5,417,826

COMMUNICATIONS EQUIPMENT — 0.3%
Cisco Systems, Inc.	20,275	314,060
Motorola Solutions, Inc.	7,059	295,772
Research In Motion Ltd.(1)	3,669	74,481

		684,313

COMPUTERS AND PERIPHERALS — 4.1%
Apple, Inc.(1)	14,522	5,535,496
Dell, Inc.(1)	147,821	2,091,667
Lexmark International, Inc., Class A(1)	1,802	48,708
Western Digital Corp.(1)	36,948	950,303

		8,626,174

CONSTRUCTION AND ENGINEERING — 1.1%
Fluor Corp.	21,200	986,860
KBR, Inc.	14,913	352,394
URS Corp.(1)	34,602	1,026,295

		2,365,549

CONSUMER FINANCE — 1.3%
American Express Co.	25,837	1,160,081
Cash America International, Inc.	33,093	1,693,038

		2,853,119

DIVERSIFIED CONSUMER SERVICES — 1.3%
Education Management Corp.(1)	2,170	32,203
H&R Block, Inc.	103,774	1,381,232
ITT Educational Services, Inc.(1)	23,786	1,369,598

		2,783,033

DIVERSIFIED FINANCIAL SERVICES — 1.1%
Bank of America Corp.	7,384	45,190
CME Group, Inc.	197	48,541
JPMorgan Chase & Co.	65,282	1,966,294
NASDAQ OMX Group, Inc. (The)(1)	10,281	237,902

		2,297,927

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.2%
AT&T, Inc.	164,118	4,680,645
Verizon Communications, Inc.	113,922	4,192,330

		8,872,975

ELECTRIC UTILITIES — 1.8%
American Electric Power Co., Inc.	1,564	59,463
Entergy Corp.	22,837	1,513,865
Exelon Corp.	1,669	71,116

VP Income & Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

FirstEnergy Corp.	49,218	$2,210,380

		3,854,824

ELECTRICAL EQUIPMENT — 0.3%
Emerson Electric Co.	15,281	631,258

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 1.1%
TE Connectivity Ltd.	51,449	1,447,775
Vishay Intertechnology, Inc.(1)	105,800	884,488

		2,332,263

ENERGY EQUIPMENT AND SERVICES — 1.6%
Complete Production Services, Inc.(1)	8,356	157,511
Helix Energy Solutions Group, Inc.(1)	44,314	580,513
National Oilwell Varco, Inc.	5,938	304,144
SEACOR Holdings, Inc.	16,165	1,296,595
Transocean Ltd.	22,240	1,061,738

		3,400,501

FOOD AND STAPLES RETAILING — 1.1%
SUPERVALU, Inc.	13,108	87,299
Wal-Mart Stores, Inc.	5,454	283,063
Walgreen Co.	58,464	1,922,881

		2,293,243

FOOD PRODUCTS — 2.4%
H.J. Heinz Co.	3,582	180,819
Hershey Co. (The)	33,824	2,003,734
Sara Lee Corp.	23,379	382,246
Smithfield Foods, Inc.(1)	50,124	977,418
Tyson Foods, Inc., Class A	91,313	1,585,194

		5,129,411

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.1%
Becton, Dickinson and Co.	18,054	1,323,719
Zimmer Holdings, Inc.(1)	19,634	1,050,419

		2,374,138

HEALTH CARE PROVIDERS AND SERVICES — 2.6%
Humana, Inc.	25,303	1,840,287
Magellan Health Services, Inc.(1)	8,765	423,350
UnitedHealth Group, Inc.	57,526	2,653,099
WellCare Health Plans, Inc.(1)	7,951	301,979
WellPoint, Inc.	5,264	343,634

		5,562,349

HOTELS, RESTAURANTS AND LEISURE — 0.7%
Brinker International, Inc.	2,356	49,288
Darden Restaurants, Inc.	3,992	170,658
McDonald's Corp.	9,237	811,193

VP Income & Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Penn National Gaming, Inc.(1)	8,337	$277,539
Wyndham Worldwide Corp.	7,224	205,956

		1,514,634

HOUSEHOLD DURABLES — 0.1%
Garmin Ltd.	705	22,398
Whirlpool Corp.	1,606	80,155

		102,553

HOUSEHOLD PRODUCTS — 2.5%
Kimberly-Clark Corp.	22,721	1,613,418
Procter & Gamble Co. (The)	59,137	3,736,276

		5,349,694

INDUSTRIAL CONGLOMERATES — 2.0%
General Electric Co.	271,768	4,141,744

INSURANCE — 4.8%
ACE Ltd.	34,413	2,085,428
Allied World Assurance Co. Holdings Ltd.	12,145	652,308
American Financial Group, Inc.	46,661	1,449,757
Berkshire Hathaway, Inc., Class B(1)	9,435	670,262
Hartford Financial Services Group, Inc.	30,431	491,156
Principal Financial Group, Inc.	82,404	1,868,099
Prudential Financial, Inc.	47,260	2,214,604
Sun Life Financial, Inc.	34,965	831,817

		10,263,431

INTERNET AND CATALOG RETAIL — 0.6%
Expedia, Inc.	51,049	1,314,512

INTERNET SOFTWARE AND SERVICES — 1.1%
AOL, Inc.(1)	45,532	546,384
eBay, Inc.(1)	1,085	31,997
Google, Inc., Class A(1)	3,520	1,810,618
IAC/InterActiveCorp(1)	619	24,481

		2,413,480

IT SERVICES — 4.1%
Accenture plc, Class A	34,945	1,840,903
Computer Sciences Corp.	26,893	722,077
Convergys Corp.(1)	46,269	434,003
Global Payments, Inc.	2,831	114,344
International Business Machines Corp.	32,104	5,619,163

		8,730,490

LEISURE EQUIPMENT AND PRODUCTS — 0.5%
Polaris Industries, Inc.	22,976	1,148,111

MACHINERY — 1.5%
Caterpillar, Inc.	13,731	1,013,897
Eaton Corp.	13,956	495,438
Parker-Hannifin Corp.	23,240	1,467,141

VP Income & Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Sauer-Danfoss, Inc.(1)	7,919	$228,859

		3,205,335

MEDIA — 3.4%
CBS Corp., Class B	74,421	1,516,700
Comcast Corp., Class A	110,827	2,316,284
DirecTV, Class A(1)	27,183	1,148,482
Interpublic Group of Cos., Inc. (The)	2,173	15,646
Time Warner, Inc.	72,619	2,176,391

		7,173,503

METALS AND MINING — 1.7%
Alcoa, Inc.	14,484	138,612
Freeport-McMoRan Copper & Gold, Inc.	69,362	2,112,073
Newmont Mining Corp.	22,049	1,386,882

		3,637,567

MULTI-UTILITIES — 1.1%
Ameren Corp.	15,982	475,784
Integrys Energy Group, Inc.	33,479	1,627,749
Public Service Enterprise Group, Inc.	4,605	153,669

		2,257,202

MULTILINE RETAIL — 0.6%
Dillard's, Inc., Class A	17,191	747,465
Macy's, Inc.	16,898	444,755

		1,192,220

OIL, GAS AND CONSUMABLE FUELS — 10.6%
Chevron Corp.	60,850	5,629,842
ConocoPhillips	56,118	3,553,392
Exxon Mobil Corp.	111,190	8,075,730
Marathon Oil Corp.	47,561	1,026,366
Occidental Petroleum Corp.	25,947	1,855,211
Tesoro Corp.(1)	26,675	519,362
Valero Energy Corp.	101,495	1,804,581
W&T Offshore, Inc.	7,903	108,745

		22,573,229

PAPER AND FOREST PRODUCTS — 0.8%
Domtar Corp.	22,862	1,558,503
International Paper Co.	4,360	101,370

		1,659,873

PHARMACEUTICALS — 8.0%
Abbott Laboratories	48,471	2,478,807
Bristol-Myers Squibb Co.	56,230	1,764,497
Eli Lilly & Co.	73,567	2,719,772
Johnson & Johnson	79,058	5,036,785
Merck & Co., Inc.	47,056	1,539,202

VP Income & Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Pfizer, Inc.	191,814	$3,391,272

		16,930,335

PROFESSIONAL SERVICES — 0.1%
Towers Watson & Co., Class A	4,710	281,564

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.8%
Public Storage	2,868	319,352
Rayonier, Inc.	16,441	604,864
Simon Property Group, Inc.	7,211	793,066

		1,717,282

ROAD AND RAIL — 0.4%
CSX Corp.	40,408	754,417

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.1%
Applied Materials, Inc.	2,032	21,031
Intel Corp.	182,296	3,888,374
LSI Corp.(1)	270,334	1,400,330
Micron Technology, Inc.(1)	79,847	402,429
Teradyne, Inc.(1)	80,946	891,215

		6,603,379

SOFTWARE — 4.2%
Activision Blizzard, Inc.	16,401	195,172
Cadence Design Systems, Inc.(1)	2,466	22,786
Intuit, Inc.(1)	7,254	344,130
Microsoft Corp.	220,380	5,485,258
Oracle Corp.	60,992	1,752,910
Symantec Corp.(1)	47,269	770,484
Synopsys, Inc.(1)	14,489	352,952

		8,923,692

SPECIALTY RETAIL — 2.3%
Best Buy Co., Inc.	39,550	921,515
GameStop Corp., Class A(1)	79,811	1,843,634
Home Depot, Inc. (The)	31,995	1,051,676
PetSmart, Inc.	5,826	248,479
Williams-Sonoma, Inc.	23,737	730,862

		4,796,166

TEXTILES, APPAREL AND LUXURY GOODS — 0.9%
VF Corp.	16,093	1,955,621

TOBACCO — 2.3%
Philip Morris International, Inc.	46,765	2,917,201
Reynolds American, Inc.	54,754	2,052,180

		4,969,381

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
Telephone & Data Systems, Inc.	19,038	404,557

VP Income & Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

TOTAL COMMON STOCKS (Cost $193,784,312)		210,727,075

TEMPORARY CASH INVESTMENTS — 0.8%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/14, valued at $557,236), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $546,078)		$546,078
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $479,586), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $468,066)		468,066
SSgA U.S. Government Money Market Fund	756,102	756,102

TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,770,246)		1,770,246

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $195,554,558)		212,497,321

OTHER ASSETS AND LIABILITIES†		53,909

TOTAL NET ASSETS — 100.0%		$212,551,230

Notes to Schedule of Investments

†       Category is less than 0.05% of total net assets.
(1)    Non-income producing.

VP Income & Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

●	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

●
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

●	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

VP Income & Growth - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Common Stocks	$210,727,075	—	—
Temporary Cash Investments	756,102	$1,014,144	—

Total Value of Investment Securities	$211,483,177	$1,014,144	—

3. Federal Tax Information

As of September 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$198,884,055
Gross tax appreciation of investments	$30,461,633
Gross tax depreciation of investments	(16,848,367)
Net tax appreciation (depreciation) of investments	$13,613,266

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP International Fund

September 30, 2011

VP International - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 99.4%

ARGENTINA — 0.3%
MercadoLibre, Inc.	13,840	$743,900

AUSTRALIA — 3.5%
BHP Billiton Ltd.	115,269	3,829,813
Commonwealth Bank of Australia	48,930	2,127,499
Iluka Resources Ltd.	47,020	549,744
Wesfarmers Ltd.	66,909	2,021,846

		8,528,902

BELGIUM — 1.2%
Anheuser-Busch InBev NV	39,739	2,107,495
Umicore SA	24,590	891,435

		2,998,930

BERMUDA — 1.0%
Seadrill Ltd.	83,700	2,317,921

BRAZIL — 0.7%
Banco do Brasil SA	126,200	1,633,670

CANADA — 0.9%
Canadian National Railway Co.	33,400	2,232,085

DENMARK — 1.5%
Christian Hansen Holding A/S	36,980	767,029
Novo Nordisk A/S B Shares	28,914	2,874,399

		3,641,428

FINLAND — 0.3%
Kone Oyj	12,730	604,022

FRANCE — 10.7%
Air Liquide SA	29,222	3,417,125
BNP Paribas SA	30,535	1,208,647
Cie Generale d'Optique Essilor International SA	22,180	1,598,439
Danone SA	50,904	3,132,694
Eutelsat Communications SA	36,190	1,453,731
LVMH Moet Hennessy Louis Vuitton SA	18,660	2,474,443
Pernod-Ricard SA	15,312	1,200,587
Publicis Groupe SA	13,994	585,883
Safran SA	119,180	3,661,158
Sanofi	34,450	2,261,955
Schneider Electric SA	15,548	837,082
Technip SA	31,550	2,524,881
Zodiac Aerospace	18,570	1,430,631

		25,787,256

GERMANY — 7.4%
adidas AG	23,860	1,439,624
Allianz SE	17,450	1,642,058

VP International - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

BASF SE	15,640	$948,958
Bayerische Motoren Werke AG	22,660	1,501,458
Fresenius Medical Care AG & Co. KGaA	38,333	2,597,024
Kabel Deutschland Holding AG(1)	65,544	3,533,128
Muenchener Rueckversicherungs AG	18,090	2,242,347
SAP AG	42,490	2,165,938
Siemens AG	19,830	1,791,485

		17,862,020

HONG KONG — 2.2%
AIA Group Ltd.	427,000	1,208,574
China Unicom Ltd. ADR	126,988	2,590,555
Li & Fung Ltd.	960,000	1,576,126

		5,375,255

INDIA — 2.0%
Bharti Airtel Ltd.	445,890	3,388,273
HDFC Bank Ltd. ADR	26,850	782,678
Titan Industries Ltd.	148,000	628,226

		4,799,177

INDONESIA — 1.0%
PT Bank Mandiri (Persero) Tbk	3,283,725	2,293,183

IRELAND — 1.7%
Accenture plc, Class A	10,190	536,809
CRH plc	52,190	804,965
Experian plc	56,301	633,398
Shire plc	70,560	2,200,191

		4,175,363

ITALY — 3.2%
Pirelli & C SpA	303,500	2,153,723
Prada SpA(1)	132,970	552,788
Saipem SpA	108,109	3,790,617
UniCredit SpA	1,105,160	1,176,081

		7,673,209

JAPAN — 14.7%
Daihatsu Motor Co. Ltd.	134,000	2,422,337
Dena Co. Ltd.	13,400	560,591
FANUC CORP.	14,700	2,023,878
Fast Retailing Co. Ltd.	12,700	2,274,111
Japan Tobacco, Inc.	400	1,866,191
JGC Corp.	66,000	1,620,599
Komatsu Ltd.	52,500	1,133,695
Mitsubishi Corp.	153,200	3,119,869
Mitsubishi UFJ Financial Group, Inc.	415,400	1,867,044
Murata Manufacturing Co. Ltd.	44,500	2,400,946
Nitori Holdings Co. Ltd.	23,900	2,404,572
Olympus Corp.	40,100	1,237,845

VP International - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

ORIX Corp.	35,130	$2,737,678
Rakuten, Inc.	3,553	4,149,078
SOFTBANK CORP.	41,200	1,206,044
Sumitomo Realty & Development Co. Ltd.	69,000	1,325,884
Unicharm Corp.	66,100	3,172,698

		35,523,060

LUXEMBOURG — 1.4%
Millicom International Cellular SA	34,542	3,459,312

MACAU — 0.4%
Wynn Macau Ltd.	373,228	862,257

NETHERLANDS — 3.3%
ASML Holding NV	30,390	1,055,997
European Aeronautic Defence and Space Co. NV	85,630	2,402,395
Royal Dutch Shell plc B Shares	141,830	4,405,210

		7,863,602

NORWAY — 0.6%
Yara International ASA	39,470	1,505,211

PEOPLE'S REPUBLIC OF CHINA — 1.9%
Baidu, Inc. ADR(1)	25,380	2,713,376
Focus Media Holding Ltd. ADR(1)	18,060	303,227
Industrial & Commercial Bank of China Ltd. H Shares	2,966,755	1,434,045

		4,450,648

POLAND — 0.3%
Powszechna Kasa Oszczednosci Bank Polski SA	80,428	787,980

PORTUGAL — 1.1%
Jeronimo Martins SGPS SA	165,250	2,574,878

RUSSIAN FEDERATION — 1.0%
Sberbank of Russia	803,680	1,737,954
X5 Retail Group NV GDR(1)	26,110	716,628

		2,454,582

SINGAPORE — 0.6%
DBS Group Holdings Ltd.	169,000	1,515,046

SOUTH KOREA — 1.7%
Hyundai Motor Co.	15,148	2,657,173
Samsung Electronics Co. Ltd.	2,110	1,478,083

		4,135,256

SPAIN — 1.8%
Banco Bilbao Vizcaya Argentaria SA	143,836	1,171,990
Grifols SA(1)	53,980	1,009,739
Inditex SA	23,920	2,048,454

		4,230,183

VP International - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

SWEDEN — 2.1%
Alfa Laval AB	61,700	$968,667
Atlas Copco AB A Shares	99,230	1,752,860
Swedbank AB A Shares	120,770	1,330,812
Telefonaktiebolaget LM Ericsson B Shares	98,860	947,239

		4,999,578

SWITZERLAND — 8.6%
ABB Ltd.(1)	90,280	1,541,775
Nestle SA	96,820	5,322,227
Novartis AG	85,350	4,763,345
SGS SA	890	1,349,752
Swatch Group AG (The)	4,790	1,569,765
Syngenta AG(1)	11,250	2,914,417
UBS AG(1)	110,750	1,260,697
Xstrata plc	157,760	1,978,536

		20,700,514

TAIWAN (REPUBLIC OF CHINA) — 1.3%
HTC Corp.	52,820	1,160,405
MediaTek, Inc.	57,000	621,047
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	127,850	1,461,326

		3,242,778

THAILAND — 0.4%
Kasikornbank PCL NVDR	256,400	948,173

TURKEY — 0.3%
Turkiye Garanti Bankasi AS	212,197	822,724

UNITED KINGDOM — 20.3%
Admiral Group plc	86,919	1,704,104
Aggreko plc	58,696	1,482,370
Antofagasta plc	101,034	1,434,530
ARM Holdings plc	297,270	2,544,322
BG Group plc	235,660	4,487,509
British American Tobacco plc	99,783	4,229,297
British Sky Broadcasting Group plc	63,480	651,730
Burberry Group plc	95,229	1,723,787
Capita Group plc (The)	187,344	2,047,661
Carnival plc	46,194	1,429,415
Compass Group plc	119,770	968,518
GlaxoSmithKline plc	40,960	845,680
HSBC Holdings plc	284,472	2,187,870
Kingfisher plc	271,190	1,039,517
Lloyds Banking Group plc(1)	2,994,100	1,587,652
National Grid plc	338,650	3,357,740
Petrofac Ltd.	60,762	1,124,159
Reckitt Benckiser Group plc	68,535	3,464,918
Rio Tinto plc	83,620	3,693,069
Standard Chartered plc	92,732	1,850,874
Unilever plc	44,740	1,401,515

VP International - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Vodafone Group plc	503,320	$1,299,746
Weir Group plc (The)	27,200	651,718
Whitbread plc	45,000	1,102,578
WM Morrison Supermarkets plc	559,410	2,522,498

		48,832,777

TOTAL COMMON STOCKS (Cost $223,092,334)		239,574,880

RIGHTS†

SPAIN†
Banco Bilbao Vizcaya Argentina SA, Expires 10/20/11(1) (Cost $19,547)	143,836	21,198

TEMPORARY CASH INVESTMENTS — 0.1%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/14, valued at $30,248), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $29,643)		29,643
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $26,033), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $25,408)		25,408
SSgA U.S. Government Money Market Fund	40,927	40,927

TOTAL TEMPORARY CASH INVESTMENTS (Cost $95,978)		95,978

TOTAL INVESTMENT SECURITIES — 99.5% (Cost $223,207,859)		239,692,056

OTHER ASSETS AND LIABILITIES — 0.5%		1,310,102

TOTAL NET ASSETS — 100.0%		$241,002,158

Market Sector Diversification
(as a % of net assets)
Consumer Discretionary	17.2%
Financials	16.1%
Consumer Staples	14.0%
Industrials	13.0%
Materials	9.2%
Health Care	8.0%
Energy	7.9%
Information Technology	7.7%
Telecommunication Services	4.9%
Utilities	1.4%
Cash and Equivalents*	0.6%
*    Includes temporary cash investments and other assets and liabilities.

VP International - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt

†       Category is less than 0.05% of total net assets.
(1)    Non-income producing.

VP International - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

●	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

●
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

●	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

VP International - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Level 1	Level 2	Level 3

Investment Securities
Foreign Common Stocks	$9,131,871	$230,443,009	—
Rights	—	21,198	—
Temporary Cash Investments	40,927	55,051	—

Total Value of Investment Securities	$9,172,798	$230,519,258	—

3. Federal Tax Information

As of September 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$227,368,694
Gross tax appreciation of investments	$33,813,447
Gross tax depreciation of investments	(21,490,085)
Net tax appreciation (depreciation) of investments	$12,323,362

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Large Company Value Fund

September 30, 2011

VP Large Company Value - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 98.7%

AEROSPACE AND DEFENSE — 1.6%
Honeywell International, Inc.	590	$25,907
Lockheed Martin Corp.	350	25,424
Northrop Grumman Corp.	300	15,648
Raytheon Co.	910	37,191

		104,170

AIRLINES — 0.4%
Southwest Airlines Co.	3,440	27,658

AUTOMOBILES — 0.6%
Ford Motor Co.(1)	4,190	40,517

BEVERAGES — 0.8%
PepsiCo, Inc.	860	53,234

BIOTECHNOLOGY — 2.4%
Amgen, Inc.	1,960	107,702
Gilead Sciences, Inc.(1)	1,300	50,440

		158,142

CAPITAL MARKETS — 3.3%
Ameriprise Financial, Inc.	1,190	46,838
Bank of New York Mellon Corp. (The)	3,230	60,046
Goldman Sachs Group, Inc. (The)	800	75,640
Morgan Stanley	2,640	35,640

		218,164

CHEMICALS — 0.4%
E.I. du Pont de Nemours & Co.	650	25,980

COMMERCIAL BANKS — 6.2%
PNC Financial Services Group, Inc.	1,810	87,224
U.S. Bancorp.	4,770	112,286
Wells Fargo & Co.	8,740	210,808

		410,318

COMMERCIAL SERVICES AND SUPPLIES — 0.3%
Avery Dennison Corp.	900	22,572

COMMUNICATIONS EQUIPMENT — 2.3%
Cisco Systems, Inc.	9,910	153,506

COMPUTERS AND PERIPHERALS — 1.9%
Hewlett-Packard Co.	4,170	93,617
Western Digital Corp.(1)	1,210	31,121

		124,738

DIVERSIFIED FINANCIAL SERVICES — 5.3%
Bank of America Corp.	7,290	44,615
Citigroup, Inc.	4,430	113,496

VP Large Company Value - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

JPMorgan Chase & Co.	6,340	$190,961

		349,072

DIVERSIFIED TELECOMMUNICATION SERVICES — 6.2%
AT&T, Inc.	8,820	251,547
CenturyLink, Inc.	2,170	71,870
Verizon Communications, Inc.	2,360	86,848

		410,265

ELECTRIC UTILITIES — 3.0%
American Electric Power Co., Inc.	2,300	87,446
Exelon Corp.	920	39,201
PPL Corp.	2,420	69,067

		195,714

ENERGY EQUIPMENT AND SERVICES — 0.8%
National Oilwell Varco, Inc.	350	17,927
Transocean Ltd.	670	31,986

		49,913

FOOD AND STAPLES RETAILING — 3.4%
CVS Caremark Corp.	2,970	99,732
Kroger Co. (The)	1,680	36,893
SYSCO Corp.	610	15,799
Wal-Mart Stores, Inc.	1,360	70,584

		223,008

FOOD PRODUCTS — 0.7%
Kraft Foods, Inc., Class A	1,350	45,333

HEALTH CARE EQUIPMENT AND SUPPLIES — 1.0%
Medtronic, Inc.	1,950	64,818

HEALTH CARE PROVIDERS AND SERVICES — 1.7%
Aetna, Inc.	1,040	37,804
Quest Diagnostics, Inc.	590	29,122
WellPoint, Inc.	670	43,738

		110,664

HOUSEHOLD PRODUCTS — 3.5%
Procter & Gamble Co. (The)	3,690	233,134

INDUSTRIAL CONGLOMERATES — 3.8%
General Electric Co.	14,290	217,780
Tyco International Ltd.	810	33,007

		250,787

INSURANCE — 8.3%
Allstate Corp. (The)	1,720	40,747
American International Group, Inc.(1)	1,220	26,779
Berkshire Hathaway, Inc., Class B(1)	840	59,674

VP Large Company Value - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Chubb Corp. (The)	1,080	$64,789
Loews Corp.	1,710	59,081
MetLife, Inc.	3,010	84,310
Principal Financial Group, Inc.	1,900	43,073
Prudential Financial, Inc.	1,040	48,734
Torchmark Corp.	970	33,814
Travelers Cos., Inc. (The)	1,830	89,176

		550,177

IT SERVICES — 0.5%
Fiserv, Inc.(1)	640	32,493

MACHINERY — 1.1%
Dover Corp.	770	35,882
Ingersoll-Rand plc	1,420	39,888

		75,770

MEDIA — 3.6%
CBS Corp., Class B	1,840	37,499
Comcast Corp., Class A	4,570	95,513
Time Warner, Inc.	2,810	84,216
Viacom, Inc., Class B	600	23,244

		240,472

METALS AND MINING — 0.8%
Freeport-McMoRan Copper & Gold, Inc.	380	11,571
Nucor Corp.	1,220	38,601

		50,172

MULTI-UTILITIES — 1.0%
PG&E Corp.	1,560	66,004

MULTILINE RETAIL — 2.6%
Kohl's Corp.	820	40,262
Macy's, Inc.	1,950	51,324
Target Corp.	1,700	83,368

		174,954

OIL, GAS AND CONSUMABLE FUELS — 12.1%
Apache Corp.	370	29,689
Chevron Corp.	3,280	303,465
ConocoPhillips	1,840	116,509
Exxon Mobil Corp.	3,220	233,869
Occidental Petroleum Corp.	600	42,900
Total SA ADR	940	41,238
Valero Energy Corp.	1,590	28,270

		795,940

PAPER AND FOREST PRODUCTS — 0.6%
International Paper Co.	1,730	40,222

PHARMACEUTICALS — 10.6%
Abbott Laboratories	1,090	55,743

VP Large Company Value - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Johnson & Johnson	3,290	$209,606
Merck & Co., Inc.	6,050	197,895
Pfizer, Inc.	13,410	237,089

		700,333

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.5%
Applied Materials, Inc.	3,890	40,261
Intel Corp.	7,290	155,496
Marvell Technology Group Ltd.(1)	2,500	36,325

		232,082

SOFTWARE — 2.1%
Activision Blizzard, Inc.	2,770	32,963
Adobe Systems, Inc.(1)	280	6,768
Microsoft Corp.	1,970	49,033
Oracle Corp.	1,780	51,157

		139,921

SPECIALTY RETAIL — 1.6%
Lowe's Cos., Inc.	3,570	69,044
Staples, Inc.	2,950	39,235

		108,279

TOBACCO — 0.7%
Altria Group, Inc.	1,690	45,309

TOTAL COMMON STOCKS (Cost $6,745,769)		6,523,835

TEMPORARY CASH INVESTMENTS — 5.0%

Repurchase Agreement, Bank of America N.A., (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/14, valued at $104,289), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $102,201)		102,201
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $89,757), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $87,601)		87,601
SSgA U.S. Government Money Market Fund	139,697	139,697

TOTAL TEMPORARY CASH INVESTMENTS (Cost $329,499)		329,499

VP Large Company Value - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

TOTAL INVESTMENT SECURITIES — 103.7% (Cost $7,075,268)	6,853,334

OTHER ASSETS AND LIABILITIES — (3.7)%	(247,288)

TOTAL NET ASSETS — 100.0%	$6,606,046

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

24,896	EUR for USD	UBS AG	10/31/11	$33,347	$518

(Value on Settlement Date $33,865)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
EUR	-	Euro
USD	-	United States Dollar

(1)    Non-income producing.

VP Large Company Value - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

 Investments in open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

●	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

●
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

●	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

VP Large Company Value - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Common Stocks	$6,523,835	—	—
Temporary Cash Investments	139,697	$189,802	—

Total Value of Investment Securities	$6,663,532	$189,802	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$518	—

3. Federal Tax Information

As of September 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$7,250,006
Gross tax appreciation of investments	$432,141
Gross tax depreciation of investments	(828,813)
Net tax appreciation (depreciation) of investments	$(396,672)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Mid Cap Value Fund

September 30, 2011

VP Mid Cap Value - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 97.4%

AEROSPACE AND DEFENSE — 1.6%
Huntington Ingalls Industries, Inc.(1)	18,110	$440,616
ITT Corp.	55,570	2,333,940

		2,774,556

AIRLINES — 1.0%
Southwest Airlines Co.	227,850	1,831,914

AUTOMOBILES — 0.3%
Thor Industries, Inc.	27,600	611,340

BEVERAGES — 1.0%
Dr Pepper Snapple Group, Inc.	44,400	1,721,832

CAPITAL MARKETS — 4.1%
Franklin Resources, Inc.	11,080	1,059,691
Northern Trust Corp.	125,316	4,383,554
State Street Corp.	21,880	703,661
T. Rowe Price Group, Inc.	23,900	1,141,703

		7,288,609

CHEMICALS — 1.0%
Minerals Technologies, Inc.	19,956	983,232
Olin Corp.	47,300	851,873

		1,835,105

COMMERCIAL BANKS — 3.7%
Comerica, Inc.	102,554	2,355,665
Commerce Bancshares, Inc.	51,342	1,784,134
Cullen/Frost Bankers, Inc.	15,160	695,238
SunTrust Banks, Inc.	45,630	819,059
Westamerica Bancorp.	21,740	833,077

		6,487,173

COMMERCIAL SERVICES AND SUPPLIES — 3.5%
Republic Services, Inc.	181,585	5,095,275
Waste Management, Inc.	32,487	1,057,777

		6,153,052

COMMUNICATIONS EQUIPMENT — 0.9%
Emulex Corp.(1)	128,880	824,832
Harris Corp.	20,000	683,400

		1,508,232

COMPUTERS AND PERIPHERALS — 0.3%
Seagate Technology plc	47,500	488,300

CONSTRUCTION MATERIALS — 0.3%
Martin Marietta Materials, Inc.	9,800	619,556

VP Mid Cap Value - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

CONTAINERS AND PACKAGING — 1.3%
Bemis Co., Inc.	81,103	$2,377,129

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.1%
CenturyLink, Inc.	66,202	2,192,610
tw telecom, inc.(1)	51,900	857,388
Windstream Corp.	60,790	708,812

		3,758,810

ELECTRIC UTILITIES — 7.5%
Empire District Electric Co. (The)	104,740	2,029,861
Great Plains Energy, Inc.	114,470	2,209,271
IDACORP, Inc.	27,700	1,046,506
Northeast Utilities	39,177	1,318,306
NV Energy, Inc.	185,810	2,733,265
Portland General Electric Co.	42,539	1,007,749
Westar Energy, Inc.	112,755	2,978,987

		13,323,945

ELECTRICAL EQUIPMENT — 3.2%
Brady Corp., Class A	30,300	800,829
Emerson Electric Co.	21,300	879,903
Hubbell, Inc., Class B	29,169	1,445,032
Thomas & Betts Corp.(1)	62,800	2,506,348

		5,632,112

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.8%
Molex, Inc., Class A	82,290	1,389,055

FOOD AND STAPLES RETAILING — 2.4%
CVS Caremark Corp.	49,850	1,673,963
SYSCO Corp.	96,620	2,502,458

		4,176,421

FOOD PRODUCTS — 3.7%
General Mills, Inc.	35,030	1,347,604
H.J. Heinz Co.	5,440	274,611
Kellogg Co.	32,460	1,726,548
Ralcorp Holdings, Inc.(1)	41,200	3,160,452

		6,509,215

GAS UTILITIES — 0.6%
AGL Resources, Inc.	28,170	1,147,646

HEALTH CARE EQUIPMENT AND SUPPLIES — 4.4%
Boston Scientific Corp.(1)	264,831	1,565,151
CareFusion Corp.(1)	90,102	2,157,943
Hologic, Inc.(1)	38,670	588,171

VP Mid Cap Value - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Zimmer Holdings, Inc.(1)	65,189	$3,487,611

		7,798,876

HEALTH CARE PROVIDERS AND SERVICES — 3.8%
CIGNA Corp.	26,300	1,103,022
Humana, Inc.	10,350	752,756
LifePoint Hospitals, Inc.(1)	71,413	2,616,572
Patterson Cos., Inc.	65,490	1,874,979
Select Medical Holdings Corp.(1)	48,144	321,120

		6,668,449

HOTELS, RESTAURANTS AND LEISURE — 1.6%
CEC Entertainment, Inc.	67,780	1,929,696
International Speedway Corp., Class A	27,694	632,531
Speedway Motorsports, Inc.	27,770	335,462

		2,897,689

HOUSEHOLD DURABLES — 1.3%
Whirlpool Corp.	44,460	2,218,999

HOUSEHOLD PRODUCTS — 2.5%
Clorox Co.	22,950	1,522,273
Kimberly-Clark Corp.	40,897	2,904,096

		4,426,369

INDUSTRIAL CONGLOMERATES — 2.9%
Koninklijke Philips Electronics NV	154,610	2,767,626
Tyco International Ltd.	59,000	2,404,250

		5,171,876

INSURANCE — 10.5%
ACE Ltd.	19,900	1,205,940
Allstate Corp. (The)	86,410	2,047,053
Aon Corp.	33,930	1,424,381
Arthur J. Gallagher & Co.	33,500	881,050
Chubb Corp. (The)	14,978	898,530
HCC Insurance Holdings, Inc.	86,936	2,351,619
Marsh & McLennan Cos., Inc.	89,852	2,384,672
Primerica, Inc.	8,368	180,414
Symetra Financial Corp.	66,593	542,733
Torchmark Corp.	21,215	739,555
Transatlantic Holdings, Inc.	56,923	2,761,904
Travelers Cos., Inc. (The)	37,990	1,851,253
Unum Group	63,620	1,333,475

		18,602,579

IT SERVICES — 1.1%
Booz Allen Hamilton Holding Corp.(1)	87,639	1,303,192
Paychex, Inc.	24,000	632,880

		1,936,072

VP Mid Cap Value - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

MACHINERY — 3.2%
Harsco Corp.	32,500	$630,175
Ingersoll-Rand plc	35,700	1,002,813
Kaydon Corp.	81,686	2,342,754
Oshkosh Corp.(1)	55,100	867,274
Stanley Black & Decker, Inc.	17,260	847,466

		5,690,482

MEDIA — 0.5%
Omnicom Group, Inc.	22,870	842,531

METALS AND MINING — 0.6%
Newmont Mining Corp.	16,641	1,046,719

MULTI-UTILITIES — 3.7%
Consolidated Edison, Inc.	18,030	1,028,071
PG&E Corp.	67,050	2,836,885
Wisconsin Energy Corp.	23,826	745,515
Xcel Energy, Inc.	81,033	2,000,705

		6,611,176

MULTILINE RETAIL — 0.3%
Target Corp.	11,300	554,152

OIL, GAS AND CONSUMABLE FUELS — 6.0%
Devon Energy Corp.	18,500	1,025,640
EQT Corp.	21,943	1,170,878
Imperial Oil Ltd.	111,480	4,004,301
Murphy Oil Corp.	47,000	2,075,520
Peabody Energy Corp.	14,800	501,424
Spectra Energy Partners LP	14,727	415,449
Ultra Petroleum Corp.(1)	49,080	1,360,498

		10,553,710

PHARMACEUTICALS — 0.3%
Eli Lilly & Co.	12,000	443,640

REAL ESTATE INVESTMENT TRUSTS (REITs) — 3.5%
Government Properties Income Trust	112,674	2,423,618
Host Hotels & Resorts, Inc.	76,600	838,004
National Health Investors, Inc.	8,360	352,207
Piedmont Office Realty Trust, Inc., Class A	98,498	1,592,713
Weyerhaeuser Co.	63,486	987,207

		6,193,749

ROAD AND RAIL — 0.2%
Heartland Express, Inc.	22,500	305,100

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.6%
Applied Materials, Inc.	241,990	2,504,597

VP Mid Cap Value - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Teradyne, Inc.(1)	193,440	$2,129,774

		4,634,371

SPECIALTY RETAIL — 3.6%
Best Buy Co., Inc.	22,270	518,891
Lowe's Cos., Inc.	191,340	3,700,516
Staples, Inc.	155,700	2,070,810

		6,290,217

THRIFTS AND MORTGAGE FINANCE — 3.2%
Capitol Federal Financial, Inc.	163,254	1,723,962
Hudson City Bancorp., Inc.	336,130	1,902,496
People's United Financial, Inc.	186,277	2,123,558

		5,750,016

WIRELESS TELECOMMUNICATION SERVICES — 2.3%
American Tower Corp., Class A(1)	76,510	4,116,238

TOTAL COMMON STOCKS (Cost $182,565,130)		172,387,012

TEMPORARY CASH INVESTMENTS — 2.6%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/14, valued at $1,458,649), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $1,429,441)		1,429,440
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $1,255,389), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $1,225,236)		1,225,235
SSgA U.S. Government Money Market Fund	1,953,890	1,953,890

TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,608,565)		4,608,565

TOTAL INVESTMENT SECURITIES — 100.0% (Cost $187,173,695)		176,995,577

OTHER ASSETS AND LIABILITIES†		(14,856)

TOTAL NET ASSETS — 100.0%		$176,980,721

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

3,497,518	CAD for USD	UBS AG	10/31/11	$3,335,345	$78,253
1,856,287	EUR for USD	UBS AG	10/31/11	2,486,458	38,571

				$5,821,803	$116,824

(Value on Settlement Date $5,938,627)

Notes to Schedule of Investments
CAD	-	Canadian Dollar

VP Mid Cap Value - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

EUR	-	Euro
USD	-	United States Dollar

†       Category is less than 0.05% of total net assets.
(1)    Non-income producing.

VP Mid Cap Value - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

 Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

●	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

●
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

●	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

VP Mid Cap Value - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$160,513,782	—	—
Foreign Common Stocks	5,101,303	$6,771,927	—
Temporary Cash Investments	1,953,890	2,654,675	—

Total Value of Investment Securities	$167,568,975	$9,426,602	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$116,824	—

3. Federal Tax Information

As of September 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$193,515,737
Gross tax appreciation of investments	$10,165,002
Gross tax depreciation of investments	(26,685,162)
Net tax appreciation (depreciation) of investments	$(16,520,160)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Ultra® Fund

September 30, 2011

VP Ultra - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 97.9%

AEROSPACE AND DEFENSE — 1.6%
General Dynamics Corp.	57,860	$3,291,655

AUTO COMPONENTS — 0.5%
Gentex Corp.	41,030	986,772

BEVERAGES — 1.1%
Coca-Cola Co. (The)	35,050	2,367,978

BIOTECHNOLOGY — 4.5%
Alexion Pharmaceuticals, Inc.(1)	24,890	1,594,453
Celgene Corp.(1)	44,240	2,739,341
Gilead Sciences, Inc.(1)	131,260	5,092,888

		9,426,682

CHEMICALS — 4.1%
Monsanto Co.	57,790	3,469,712
Nalco Holding Co.	58,580	2,049,128
Potash Corp. of Saskatchewan, Inc.	51,100	2,208,542
RPM International, Inc.	42,180	788,766

		8,516,148

COMMUNICATIONS EQUIPMENT — 2.8%
Cisco Systems, Inc.	78,370	1,213,951
QUALCOMM, Inc.	94,310	4,586,296

		5,800,247

COMPUTERS AND PERIPHERALS — 8.9%
Apple, Inc.(1)	40,360	15,384,425
EMC Corp.(1)	144,380	3,030,536

		18,414,961

CONSUMER FINANCE — 1.1%
American Express Co.	49,620	2,227,938

DIVERSIFIED FINANCIAL SERVICES — 2.0%
CME Group, Inc.	10,030	2,471,392
JPMorgan Chase & Co.	55,340	1,666,841

		4,138,233

ELECTRICAL EQUIPMENT — 4.9%
ABB Ltd.(1)	65,190	1,113,295
ABB Ltd. ADR(1)	89,890	1,535,321
Cooper Industries plc	49,590	2,287,091
Emerson Electric Co.	82,770	3,419,229
Polypore International, Inc.(1)	32,300	1,825,596

		10,180,532

ENERGY EQUIPMENT AND SERVICES — 2.4%
Core Laboratories NV	8,190	735,708

VP Ultra - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Schlumberger Ltd.	71,390	$4,264,124

		4,999,832

FOOD AND STAPLES RETAILING — 2.4%
Costco Wholesale Corp.	60,020	4,928,842

FOOD PRODUCTS — 3.1%
Hershey Co. (The)	37,390	2,214,983
Mead Johnson Nutrition Co.	27,020	1,859,787
Nestle SA	44,890	2,467,618

		6,542,388

HEALTH CARE EQUIPMENT AND SUPPLIES — 3.6%
HeartWare International, Inc.(1)	5,590	360,052
Intuitive Surgical, Inc.(1)	10,220	3,722,942
St. Jude Medical, Inc.	55,700	2,015,783
Varian Medical Systems, Inc.(1)	25,120	1,310,259

		7,409,036

HEALTH CARE PROVIDERS AND SERVICES — 3.4%
Express Scripts, Inc.(1)	98,300	3,643,981
Medco Health Solutions, Inc.(1)	6,700	314,163
UnitedHealth Group, Inc.	67,670	3,120,940

		7,079,084

HOTELS, RESTAURANTS AND LEISURE — 4.0%
Chipotle Mexican Grill, Inc.(1)	3,400	1,030,030
McDonald's Corp.	50,960	4,475,307
Starbucks Corp.	72,770	2,713,594

		8,218,931

INSURANCE — 1.0%
MetLife, Inc.	77,090	2,159,291

INTERNET AND CATALOG RETAIL — 4.3%
Amazon.com, Inc.(1)	31,580	6,828,544
Netflix, Inc.(1)	19,190	2,171,540

		9,000,084

INTERNET SOFTWARE AND SERVICES — 6.0%
Baidu, Inc. ADR(1)	18,990	2,030,221
Google, Inc., Class A(1)	17,430	8,965,643
Tencent Holdings Ltd.	69,100	1,417,417

		12,413,281

IT SERVICES — 2.4%
MasterCard, Inc., Class A	11,200	3,552,192
Teradata Corp.(1)	25,810	1,381,609

		4,933,801

LEISURE EQUIPMENT AND PRODUCTS — 0.9%
Hasbro, Inc.	54,450	1,775,615

VP Ultra - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

MACHINERY — 5.0%
Cummins, Inc.	21,590	$1,763,039
Donaldson Co., Inc.	19,550	1,071,340
Joy Global, Inc.	47,030	2,933,732
Parker-Hannifin Corp.	39,610	2,500,579
WABCO Holdings, Inc.(1)	35,260	1,334,944
Wabtec Corp.	16,800	888,216

		10,491,850

METALS AND MINING — 1.5%
BHP Billiton Ltd. ADR	17,640	1,172,002
Freeport-McMoRan Copper & Gold, Inc.	61,680	1,878,156

		3,050,158

OIL, GAS AND CONSUMABLE FUELS — 6.5%
Cimarex Energy Co.	21,730	1,210,361
EOG Resources, Inc.	22,940	1,628,969
Exxon Mobil Corp.	76,900	5,585,247
Newfield Exploration Co.(1)	36,260	1,439,159
Occidental Petroleum Corp.	39,810	2,846,415
Southwestern Energy Co.(1)	24,350	811,586

		13,521,737

PERSONAL PRODUCTS — 1.0%
Estee Lauder Cos., Inc. (The), Class A	23,630	2,075,659

PHARMACEUTICALS — 0.7%
Teva Pharmaceutical Industries Ltd. ADR	41,500	1,544,630

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.3%
Altera Corp.	71,800	2,263,854
Linear Technology Corp.	91,340	2,525,551
Microchip Technology, Inc.	64,730	2,013,750

		6,803,155

SOFTWARE — 7.0%
Adobe Systems, Inc.(1)	59,750	1,444,158
Electronic Arts, Inc.(1)	164,530	3,364,638
Microsoft Corp.	45,010	1,120,299
NetSuite, Inc.(1)	22,520	608,265
Oracle Corp.	150,300	4,319,622
salesforce.com, inc.(1)	15,970	1,825,052
VMware, Inc., Class A(1)	21,930	1,762,733

		14,444,767

SPECIALTY RETAIL — 4.0%
O'Reilly Automotive, Inc.(1)	28,700	1,912,281
Tiffany & Co.	54,110	3,290,970
TJX Cos., Inc.	57,630	3,196,736

		8,399,987

VP Ultra - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

TEXTILES, APPAREL AND LUXURY GOODS — 1.6%
NIKE, Inc. Class B	37,780	$3,230,568

TOBACCO — 2.3%
Philip Morris International, Inc.	76,690	4,783,922

TOTAL COMMON STOCKS (Cost $144,019,125)		203,157,764

TEMPORARY CASH INVESTMENTS — 0.7%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/14, valued at $446,142), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $437,209)		437,209
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.5%, 2/15/39, valued at $383,973), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $374,750)		374,750
SSgA U.S. Government Money Market Fund	642,630	642,630

TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,454,589)		1,454,589

TOTAL INVESTMENT SECURITIES — 98.6% (Cost $145,473,714)		204,612,353

OTHER ASSETS AND LIABILITIES — 1.4%		2,928,686

TOTAL NET ASSETS — 100.0%		$207,541,039

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

2,614,256	CHF for USD	Credit Suisse Securities	10/31/11	$2,885,688	$40,579

(Value on Settlement Date $2,926,267)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
USD	-	United States Dollar

(1)    Non-income producing.

VP Ultra - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

●	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

●
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

●	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

VP Ultra - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$188,933,010	—	—
Foreign Common Stocks	9,226,424	$4,998,330	—
Temporary Cash Investments	642,630	811,959	—

Total Value of Investment Securities	$198,802,064	$5,810,289	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$40,579	—

3. Federal Tax Information

As of September 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$151,056,335
Gross tax appreciation of investments	$58,599,863
Gross tax depreciation of investments	(5,043,845)
Net tax appreciation (depreciation) of investments	$53,556,018

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP Value Fund

September 30, 2011

VP Value - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 97.2%

AEROSPACE AND DEFENSE — 0.9%
General Dynamics Corp.	23,487	$1,336,176
Huntington Ingalls Industries, Inc.(1)	67,613	1,645,024
Raytheon Co.	67,631	2,764,079

		5,745,279

AIR FREIGHT AND LOGISTICS — 0.3%
United Parcel Service, Inc., Class B	28,416	1,794,470

AIRLINES — 0.7%
Southwest Airlines Co.	567,460	4,562,378

AUTOMOBILES — 1.7%
General Motors Co.(1)	158,015	3,188,743
Honda Motor Co., Ltd.	84,400	2,474,607
Toyota Motor Corp.	177,200	6,057,482

		11,720,832

BEVERAGES — 0.9%
Dr Pepper Snapple Group, Inc.	103,819	4,026,101
PepsiCo, Inc.	27,701	1,714,692

		5,740,793

CAPITAL MARKETS — 5.7%
Charles Schwab Corp. (The)	597,163	6,730,027
Franklin Resources, Inc.	23,263	2,224,873
Goldman Sachs Group, Inc. (The)	66,681	6,304,689
Northern Trust Corp.	493,897	17,276,517
State Street Corp.	179,035	5,757,766

		38,293,872

COMMERCIAL BANKS — 5.9%
BB&T Corp.	83,522	1,781,524
Comerica, Inc.	286,733	6,586,257
Commerce Bancshares, Inc.	94,080	3,269,280
PNC Financial Services Group, Inc.	110,430	5,321,622
U.S. Bancorp.	466,042	10,970,629
Wells Fargo & Co.	495,943	11,962,145

		39,891,457

COMMERCIAL SERVICES AND SUPPLIES — 3.2%
Avery Dennison Corp.	121,553	3,048,549
Republic Services, Inc.	461,423	12,947,529
Waste Management, Inc.	171,235	5,575,412

		21,571,490

COMMUNICATIONS EQUIPMENT — 1.5%
Cisco Systems, Inc.	670,383	10,384,233

COMPUTERS AND PERIPHERALS — 2.6%
Diebold, Inc.	180,999	4,979,282

VP Value - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Hewlett-Packard Co.	348,324	$7,819,874
QLogic Corp.(1)	256,781	3,255,983
Seagate Technology plc	167,097	1,717,757

		17,772,896

CONSTRUCTION MATERIALS — 0.2%
Martin Marietta Materials, Inc.	20,722	1,310,045

CONTAINERS AND PACKAGING — 0.6%
Bemis Co., Inc.	133,062	3,900,047

DIVERSIFIED FINANCIAL SERVICES — 2.9%
JPMorgan Chase & Co.	646,962	19,486,495

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.7%
AT&T, Inc.	675,537	19,266,315
CenturyLink, Inc.	97,673	3,234,930
Verizon Communications, Inc.	71,015	2,613,352

		25,114,597

ELECTRIC UTILITIES — 2.5%
Great Plains Energy, Inc.	79,737	1,538,924
NV Energy, Inc.	200,238	2,945,501
Westar Energy, Inc.	457,611	12,090,083

		16,574,508

ELECTRICAL EQUIPMENT — 1.0%
Emerson Electric Co.	61,545	2,542,424
Hubbell, Inc., Class B	37,670	1,866,172
Thomas & Betts Corp.(1)	67,210	2,682,351

		7,090,947

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.3%
Molex, Inc.	115,696	2,356,727

ENERGY EQUIPMENT AND SERVICES — 0.2%
Schlumberger Ltd.	22,898	1,367,698

FOOD AND STAPLES RETAILING — 2.6%
CVS Caremark Corp.	184,385	6,191,648
SYSCO Corp.	131,043	3,394,014
Wal-Mart Stores, Inc.	150,321	7,801,660

		17,387,322

FOOD PRODUCTS — 2.8%
Campbell Soup Co.	42,344	1,370,675
ConAgra Foods, Inc.	62,863	1,522,542
Kraft Foods, Inc., Class A	351,663	11,808,844
Ralcorp Holdings, Inc.(1)	35,216	2,701,419

VP Value - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Unilever NV CVA	47,576	$1,506,923

		18,910,403

HEALTH CARE EQUIPMENT AND SUPPLIES — 3.9%
Becton, Dickinson and Co.	22,863	1,676,315
Boston Scientific Corp.(1)	946,632	5,594,595
CareFusion Corp.(1)	297,637	7,128,406
Medtronic, Inc.	152,628	5,073,355
Zimmer Holdings, Inc.(1)	126,999	6,794,447

		26,267,118

HEALTH CARE PROVIDERS AND SERVICES — 2.5%
Aetna, Inc.	76,692	2,787,754
CIGNA Corp.	63,501	2,663,232
LifePoint Hospitals, Inc.(1)	83,189	3,048,045
Quest Diagnostics, Inc.	26,948	1,330,154
UnitedHealth Group, Inc.	146,918	6,775,858

		16,605,043

HOTELS, RESTAURANTS AND LEISURE — 1.3%
International Game Technology	121,375	1,763,578
International Speedway Corp., Class A	194,864	4,450,694
Speedway Motorsports, Inc.	238,211	2,877,589

		9,091,861

HOUSEHOLD DURABLES — 1.0%
Toll Brothers, Inc.(1)	119,929	1,730,575
Whirlpool Corp.	105,238	5,252,429

		6,983,004

HOUSEHOLD PRODUCTS — 3.7%
Clorox Co.	24,536	1,627,473
Kimberly-Clark Corp.	87,151	6,188,593
Procter & Gamble Co. (The)	272,435	17,212,443

		25,028,509

INDUSTRIAL CONGLOMERATES — 4.4%
General Electric Co.	1,265,183	19,281,389
Koninklijke Philips Electronics NV	498,332	8,920,488
Tyco International Ltd.	35,533	1,447,970

		29,649,847

INSURANCE — 7.3%
Allstate Corp. (The)	312,336	7,399,240
Berkshire Hathaway, Inc., Class A(1)	78	8,330,400
HCC Insurance Holdings, Inc.	130,187	3,521,558
Marsh & McLennan Cos., Inc.	285,274	7,571,172
MetLife, Inc.	139,927	3,919,355
Prudential Financial, Inc.	54,286	2,543,842
Torchmark Corp.	68,790	2,398,020
Transatlantic Holdings, Inc.	144,343	7,003,522

VP Value - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

Travelers Cos., Inc. (The)	141,904	$6,914,982

		49,602,091

IT SERVICES — 0.3%
Visa, Inc., Class A	23,432	2,008,591

METALS AND MINING — 0.9%
Barrick Gold Corp.	37,621	1,755,020
Freeport-McMoRan Copper & Gold, Inc.	76,432	2,327,354
Newmont Mining Corp.	31,291	1,968,204

		6,050,578

MULTI-UTILITIES — 2.6%
PG&E Corp.	222,267	9,404,117
Xcel Energy, Inc.	341,569	8,433,338

		17,837,455

MULTILINE RETAIL — 1.0%
Target Corp.	139,884	6,859,911

OIL, GAS AND CONSUMABLE FUELS — 11.3%
Apache Corp.	21,817	1,750,596
BP plc	288,246	1,728,872
BP plc ADR	17,423	628,448
Chevron Corp.	159,876	14,791,728
ConocoPhillips	48,326	3,060,002
Devon Energy Corp.	45,034	2,496,685
Exxon Mobil Corp.	149,237	10,839,083
Imperial Oil Ltd.	282,344	10,141,644
Murphy Oil Corp.	72,968	3,222,267
Peabody Energy Corp.	50,324	1,704,977
Total SA	449,474	19,817,610
Ultra Petroleum Corp.(1)	227,249	6,299,342

		76,481,254

PHARMACEUTICALS — 9.3%
Bristol-Myers Squibb Co.	150,142	4,711,456
Eli Lilly & Co.	140,444	5,192,215
Johnson & Johnson	301,135	19,185,311
Merck & Co., Inc.	425,750	13,926,282
Pfizer, Inc.	1,111,006	19,642,586

		62,657,850

REAL ESTATE INVESTMENT TRUSTS (REITs) — 0.3%
Weyerhaeuser Co.	126,839	1,972,346

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 2.3%
Applied Materials, Inc.	482,551	4,994,403
Intel Corp.	484,406	10,332,380

		15,326,783

VP Value - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

SOFTWARE — 0.2%
Adobe Systems, Inc.(1)	54,483	$1,316,854

SPECIALTY RETAIL — 3.0%
Lowe's Cos., Inc.	652,742	12,624,030
Staples, Inc.	589,121	7,835,310

		20,459,340

THRIFTS AND MORTGAGE FINANCE — 0.8%
Hudson City Bancorp., Inc.	999,820	5,658,981

WIRELESS TELECOMMUNICATION SERVICES — 0.9%
American Tower Corp., Class A(1)	32,865	1,768,137
Rogers Communications, Inc., Class B	118,484	4,055,751

		5,823,888

TOTAL COMMON STOCKS (Cost $704,952,964)		656,657,793

TEMPORARY CASH INVESTMENTS — 2.6%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/14, valued at $5,513,898), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $5,403,488)		5,403,484
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $4,745,546), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $4,631,561)		4,631,557
SSgA U.S. Government Money Market Fund	7,392,278	7,392,278

TOTAL TEMPORARY CASH INVESTMENTS (Cost $17,427,319)		17,427,319

TOTAL INVESTMENT SECURITIES — 99.8% (Cost $722,380,283)		674,085,112

OTHER ASSETS AND LIABILITIES — 0.2%		1,254,009

TOTAL NET ASSETS — 100.0%		$675,339,121

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

10,927,082	CAD for USD	UBS AG	10/31/11	$10,420,415	$243,769
11,907,109	EUR for USD	UBS AG	10/31/11	15,949,333	252,195
1,156,705	GBP for USD	Credit Suisse First Boston	10/31/11	1,803,283	5,622
500,433,300	JPY for USD	Credit Suisse First Boston	10/31/11	6,490,554	50,202

				$34,663,585	$551,788

(Value on Settlement Date $35,215,373)

VP Value - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)     Non-income producing.

VP Value - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

●	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

●
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

●	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

VP Value - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$596,405,221	—	—
Foreign Common Stocks	5,549,195	$54,703,377	—
Temporary Cash Investments	7,392,278	10,035,041	—

Total Value of Investment Securities	$609,346,694	$64,738,418	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$551,788	—

3. Federal Tax Information

As of September 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$756,551,105
Gross tax appreciation of investments	$45,852,578
Gross tax depreciation of investments	(128,318,571)
Net tax appreciation (depreciation) of investments	$(82,465,993)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®

Quarterly Portfolio Holdings

VP VistaSM Fund

September 30, 2011

VP Vista - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

COMMON STOCKS — 97.8%

AEROSPACE AND DEFENSE — 4.0%
BE Aerospace, Inc.(1)	15,504	$513,337
TransDigm Group, Inc.(1)	7,479	610,810

		1,124,147

AUTO COMPONENTS — 1.2%
BorgWarner, Inc.(1)	5,546	335,699

AUTOMOBILES — 0.5%
Harley-Davidson, Inc.	4,237	145,456

BIOTECHNOLOGY — 3.7%
Alexion Pharmaceuticals, Inc.(1)	8,690	556,681
Cepheid, Inc.(1)	3,330	129,304
Grifols SA(1)	9,587	179,333
Vertex Pharmaceuticals, Inc.(1)	3,495	155,667

		1,020,985

CAPITAL MARKETS — 1.2%
Affiliated Managers Group, Inc.(1)	2,029	158,363
American Capital Ltd.(1)	25,963	177,068

		335,431

CHEMICALS — 2.8%
Albemarle Corp.	5,979	241,552
International Flavors & Fragrances, Inc.	6,776	380,947
Rockwood Holdings, Inc.(1)	5,018	169,056

		791,555

COMMERCIAL SERVICES AND SUPPLIES — 1.7%
Stericycle, Inc.(1)	5,780	466,562

COMMUNICATIONS EQUIPMENT — 1.3%
Aruba Networks, Inc.(1)	7,674	160,463
Polycom, Inc.(1)	10,732	197,147

		357,610

CONSUMER FINANCE — 2.3%
Discover Financial Services	20,862	478,574
First Cash Financial Services, Inc.(1)	4,101	172,037

		650,611

CONTAINERS AND PACKAGING — 1.5%
Crown Holdings, Inc.(1)	14,080	430,989

DIVERSIFIED CONSUMER SERVICES — 0.5%
Weight Watchers International, Inc.	2,499	145,567

ELECTRICAL EQUIPMENT — 1.4%
Polypore International, Inc.(1)	6,740	380,945

VP Vista - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS AND COMPONENTS — 0.9%
IPG Photonics Corp.(1)	2,617	$113,682
Trimble Navigation Ltd.(1)	4,394	147,419

		261,101

ENERGY EQUIPMENT AND SERVICES — 3.7%
Atwood Oceanics, Inc.(1)	3,730	128,163
CARBO Ceramics, Inc.	1,324	135,750
Core Laboratories NV	2,070	185,948
National Oilwell Varco, Inc.	11,429	585,393

		1,035,254

FOOD AND STAPLES RETAILING — 3.1%
Whole Foods Market, Inc.	13,143	858,369

FOOD PRODUCTS — 3.9%
Darling International, Inc.(1)	10,252	129,073
Green Mountain Coffee Roasters, Inc.(1)	4,315	401,036
J.M. Smucker Co. (The)	2,207	160,868
Mead Johnson Nutrition Co.	5,897	405,891

		1,096,868

GAS UTILITIES — 0.9%
ONEOK, Inc.	3,652	241,178

HEALTH CARE EQUIPMENT AND SUPPLIES — 4.4%
C.R. Bard, Inc.	1,967	172,191
Cooper Cos., Inc. (The)	5,897	466,748
MAKO Surgical Corp.(1)	7,401	253,262
Mettler-Toledo International, Inc.(1)	2,402	336,184

		1,228,385

HEALTH CARE PROVIDERS AND SERVICES — 0.8%
Catalyst Health Solutions, Inc.(1)	3,994	230,414

HEALTH CARE TECHNOLOGY — 2.7%
SXC Health Solutions Corp.(1)	13,649	760,249

HOTELS, RESTAURANTS AND LEISURE — 3.5%
Arcos Dorados Holdings, Inc., Class A	9,568	221,882
Chipotle Mexican Grill, Inc.(1)	1,654	501,080
Panera Bread Co., Class A(1)	2,480	257,771

		980,733

HOUSEHOLD DURABLES — 0.7%
Tempur-Pedic International, Inc.(1)	3,584	188,554

HOUSEHOLD PRODUCTS — 1.3%
Church & Dwight Co., Inc.	8,397	371,147

INTERNET AND CATALOG RETAIL — 1.9%
priceline.com, Inc.(1)	1,205	541,599

VP Vista - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

INTERNET SOFTWARE AND SERVICES — 1.2%
Baidu, Inc. ADR(1)	3,085	$329,817

IT SERVICES — 5.9%
Alliance Data Systems Corp.(1)	6,288	582,897
Cognizant Technology Solutions Corp., Class A(1)	4,218	264,469
Teradata Corp.(1)	15,192	813,228

		1,660,594

LIFE SCIENCES TOOLS AND SERVICES — 1.1%
Illumina, Inc.(1)	1,812	74,147
Waters Corp.(1)	3,222	243,229

		317,376

MACHINERY — 2.8%
Cummins, Inc.	1,679	137,107
Joy Global, Inc.	5,956	371,536
Titan International, Inc.	8,123	121,845
WABCO Holdings, Inc.(1)	3,764	142,505

		772,993

MEDIA — 1.8%
CBS Corp., Class B	19,062	388,483
Focus Media Holding Ltd. ADR(1)	6,444	108,195

		496,678

METALS AND MINING — 0.8%
Cliffs Natural Resources, Inc.	4,159	212,816

MULTILINE RETAIL — 2.3%
Dollar Tree, Inc.(1)	8,494	637,984

OIL, GAS AND CONSUMABLE FUELS — 4.3%
Brigham Exploration Co.(1)	9,041	228,376
Cabot Oil & Gas Corp.	7,175	444,204
Concho Resources, Inc.(1)	4,530	322,264
SandRidge Energy, Inc.(1)	35,587	197,864

		1,192,708

PHARMACEUTICALS — 4.5%
Elan Corp. plc ADR(1)	14,059	148,041
Perrigo Co.	2,949	286,377
Questcor Pharmaceuticals, Inc.(1)	11,072	301,823
Shire plc	7,453	232,398
Watson Pharmaceuticals, Inc.(1)	4,394	299,891

		1,268,530

REAL ESTATE MANAGEMENT AND DEVELOPMENT — 0.5%
CBRE Group, Inc.(1)	10,759	144,816

VP Vista - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

	Shares	Value

ROAD AND RAIL — 1.4%
Kansas City Southern(1)	7,772	$388,289

SEMICONDUCTORS AND SEMICONDUCTOR EQUIPMENT — 3.5%
ARM Holdings plc	57,780	494,537
Avago Technologies Ltd.	7,557	247,643
Cypress Semiconductor Corp.(1)	16,635	249,026

		991,206

SOFTWARE — 7.7%
Cerner Corp.(1)	2,104	144,166
Check Point Software Technologies Ltd.(1)	10,291	542,953
Citrix Systems, Inc.(1)	5,253	286,446
Informatica Corp.(1)	5,468	223,915
NetSuite, Inc.(1)	6,210	167,732
QLIK Technologies, Inc.(1)	6,522	141,267
salesforce.com, inc.(1)	2,441	278,957
Solera Holdings, Inc.	7,459	376,680

		2,162,116

SPECIALTY RETAIL — 5.7%
O'Reilly Automotive, Inc.(1)	6,815	454,084
PetSmart, Inc.	8,260	352,289
Tractor Supply Co.	3,899	243,882
Ulta Salon Cosmetics & Fragrance, Inc.(1)	8,514	529,826

		1,580,081

TEXTILES, APPAREL AND LUXURY GOODS — 2.3%
Fossil, Inc.(1)	4,101	332,427
Lululemon Athletica, Inc.(1)	6,555	318,901

		651,328

TRADING COMPANIES AND DISTRIBUTORS — 1.2%
Fastenal Co.	10,095	335,962

WIRELESS TELECOMMUNICATION SERVICES — 0.9%
SBA Communications Corp., Class A(1)	7,300	251,704

TOTAL COMMON STOCKS (Cost $25,414,846)		27,374,406

TEMPORARY CASH INVESTMENTS — 2.6%

Repurchase Agreement, Bank America Merrill Lynch, (collateralized by various U.S. Treasury obligations, 0.25%, 9/15/14, valued at $232,124), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $227,475)		227,475
Repurchase Agreement, Credit Suisse First Boston, Inc., (collateralized by various U.S. Treasury obligations, 3.50%, 2/15/39, valued at $199,778), in a joint trading account at 0.01%, dated 9/30/11, due 10/3/11 (Delivery value $194,979)		194,979

VP Vista - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

SSgA U.S. Government Money Market Fund	311,975	$311,975

TOTAL TEMPORARY CASH INVESTMENTS (Cost $734,429)		734,429

TOTAL INVESTMENT SECURITIES — 100.4% (Cost $26,149,275)		28,108,835

OTHER ASSETS AND LIABILITIES — (0.4)%		(118,219)

TOTAL NET ASSETS — 100.0%		$27,990,616

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Counterparty	Settlement Date	Value	Unrealized Gain (Loss)

105,495	EUR for USD	UBS AG	10/31/11	$141,309	$2,234
382,979	GBP for USD	Credit Suisse First Boston	10/31/11	597,057	1,861
				$738,366	$4,095

(Value on Settlement Date $742,461)

Geographic Diversification
(as a % of net assets)
United States	87.2%
Israel	1.9%
United Kingdom	1.7%
People's Republic of China	1.6%
Ireland	1.3%
Canada	1.1%
Singapore	0.9%
Argentina	0.8%
Netherlands	0.7%
Spain	0.6%
Cash and Equivalents*	2.2%
*    Includes temporary cash investments and other assets and liabilities.

Notes to Schedule of Investments
ADR	-	American Depositary Receipt
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

(1)     Non-income producing.

VP Vista - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are typically valued at the closing price on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. In its determination of fair value, the fund may review several factors including: market information specific to a security; news developments in U.S. and foreign markets; the performance of particular U.S. and foreign securities, indices, comparable securities, American Depositary Receipts, Exchange-Traded Funds, and other relevant market indicators.

Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors, trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, and other relevant market information on the same or comparable securities.

Investments in open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost. Forward foreign currency exchange contracts are valued at the mean of the latest bid and asked prices of the forward currency rates as provided by an independent pricing service.

The value of investments initially expressed in foreign currencies is translated into U.S. dollars at prevailing exchange rates.

If the fund determines that the market price for a portfolio security is not readily available or the valuation methods mentioned above do not reflect a security’s fair value, such security is valued as determined in good faith by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors. Circumstances that may cause the fund to use these procedures to value a security include, but are not limited to: a security has been declared in default; trading in a security has been halted during the trading day; there is a foreign market holiday and no trading occurred; or an event occurred between the close of a foreign exchange and the NYSE that may affect the value of a security.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

●	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;

●
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or

●	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

VP Vista - Schedule of Investments
SEPTEMBER 30, 2011 (UNAUDITED)

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3

Investment Securities
Domestic Common Stocks	$24,364,758	—	—
Foreign Common Stocks	2,103,380	$906,268	—
Temporary Cash Investments	311,975	422,454	—

Total Value of Investment Securities	$26,780,113	$1,328,722	—

Other Financial Instruments
Total Unrealized Gain (Loss) on Forward Foreign Currency Exchange Contracts	—	$4,095	—

3. Federal Tax Information

As of September 30, 2011, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$26,453,497
Gross tax appreciation of investments	$3,936,843
Gross tax depreciation of investments	(2,281,505)
Net tax appreciation (depreciation) of investments	$1,655,338

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 28, 2011

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 28, 2011